As filed with the Securities and Exchange Commission on January 27, 2017
Securities Act File No. 333-118634
Investment Company Act File No. 811-21625

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	35	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	37	[X]

INTREPID CAPITAL MANAGEMENT FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Address of Principal Executive Offices) (Zip Code)

(904) 246-3433
(Registrant’s Telephone Number, including Area Code)

Mark F. Travis
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Name and Address of Agent for Service)

Copies to:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to paragraph (b).
[X]	on January 31, 2017 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 35 to the Registration Statement of Intrepid Capital Management Funds Trust is being filed to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2016 and to make other permissible changes under Rule 485(b).

Intrepid Capital Fund
Institutional Class (Ticker: ICMVX)
Investor Class (Ticker: ICMBX)

Intrepid Endurance Fund
Institutional Class (Ticker: ICMZX)
Investor Class (Ticker: ICMAX)

Intrepid Income Fund
Institutional Class (Ticker: ICMUX)
Investor Class (Ticker: Not Available for Sale)

Intrepid Disciplined Value Fund
Institutional Class (Not Available for Sale)
Investor Class (Ticker: ICMCX)

Intrepid International Fund
Institutional Class (Not Available for Sale)
Investor Class (Ticker: ICMIX)

Intrepid Select Fund
Institutional Class (Not Available for Sale)
Investor Class (Ticker: ICMTX)

Prospectus
January 31, 2017

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

SUMMARY SECTION

Intrepid Capital Fund

Investment Objective:  The Intrepid Capital Fund (the “Fund”) seeks long-term capital appreciation and high current income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLD ER FEES (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.20%	0.20%
Total Annual Fund Operating Expenses	1.45%	1.20%
Fee Waiver and/or Expense Reimbursement(1)	-0.05%	-0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.40%	1.15%

(1)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.15% of the average daily net assets of the Fund.  This expense limitation agreement will continue in effect until January 31, 2018. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$454	$787	$1,731
Institutional Class	$117	$376	$655	$1,450

Table of Contents - Prospectus

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies:  Under normal conditions, the Fund invests primarily in a diversified portfolio of undervalued small and medium capitalization (i.e., less than $15 billion of market capitalization) equity securities and high yield securities (also known as “junk bonds”).  The Fund believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depository Receipts (“ADRs”).

The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet.  The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.

The Fund’s investments in high yield securities will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase.  Duration is a measure of a debt security’s price sensitivity, taking into account a debt security’s cash flows over time.  For example, a security with a duration of five years would likely drop five percent in value if interest rates rose one percentage point.

Additionally, the Fund’s investments in high yield securities will not be limited in credit rating, but typically will be in securities rated below-investment grade by a nationally recognized statistical rating agency.  The Fund believes that these securities may be attractively priced relative to their risk because many institutional investors do not purchase less than investment grade debt securities.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.  The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•
Equity Securities Risks:  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Market Risk: Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
•
Small and Medium Capitalization Company Risk:  The Fund invests in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.  Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.

Table of Contents - Prospectus

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the U.S. may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
Interest Rate Risk:  The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities.  Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Debt/Fixed Income Securities Risk:  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.  Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Adviser might wish to sell.  Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Credit Risk:  The risk of investing in bonds and debt securities whose issuers may not be able to make interest and principal payments.  In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security.

•
High Yield Risk:  The risk of loss on investments in high yield securities or “junk bonds.”  These securities are rated below investment grade, are usually less liquid, have greater credit risk than investment grade debt securities, and their market values tend to be volatile.  They are more likely to default than investment grade securities when adverse economic and business conditions are present.

•
Liquidity Risk:  The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•
Exchange-Traded Fund Risk:  The risk of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.  ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns).  The table shows how the Fund’s average annual returns over 1, 5, and 10 years compare with those of a broad measure of market performance, as well as additional indices that reflect the market sectors in which the Fund invests.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Table of Contents - Prospectus

Intrepid Capital Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 30, 2009	13.70%
Worst Quarter	December 31, 2008	-13.55%

Average Annual Total Returns (For the period ended December 31, 2016)
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	14.88%	7.51%	6.91%
Return After Taxes on Distributions	13.22%	5.69%	5.26%
Return After Taxes on Distributions and Sale of Fund Shares	9.15%	5.41%	5.08%
Institutional Class
Return Before Taxes	15.27%	7.78%	N/A
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
Bank of America Merrill Lynch U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)	17.49%	7.35%	7.34%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	3.05%	2.29%	4.40%
Bank of America Merrill Combined Index (60% S&P 500® Index/40% Bank of America Merrill Lynch U.S. High Yield Index) (reflects no deduction for fees, expenses or taxes)	14.22%	11.77%	7.24%
Barclays Combined Index (60% S&P 5 00 ® Index /40% Barclays U.S. Government/Credit Index) (reflects no deduction for fees, expenses or taxes)	8.48%	9.72%	6.24%

The Fund uses the Barclays U.S. Government/Credit Index, Bank of America Merrill Combined Index and Barclays Combined Index as additional indices because they compare the Fund’s performance with the returns of indices holding investments similar to those of the Fund.

The Fund offers two Classes of shares.  Investor Class shares commenced operations on January 3, 2005 and Institutional Class shares commenced operations on April 30, 2010.

Table of Contents - Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Management

Investment Adviser:  Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Managers:  All of the investment decisions by the Adviser for the Fund are made by a team of investment professionals led by Mark Travis.  Mark Travis has served as a portfolio manager of the Fund since its inception in 2005, and is the President of the Adviser.  Gregory Estes, CFA®, has served as part of the investment team of the Fund since its inception in 2005 and is a Vice President of the Adviser.  Jayme Wiggins, CFA®, has served as part of the investment team of the Fund from 2005 through 2008, and since 2010 as a Vice President of the Adviser.  Jason Lazarus, CFA®, has served as part of the investment team of the Fund since 2008.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 27.
Table of Contents - Prospectus

Intrepid Endurance Fund

Investment Objective:  The Intrepid Endurance Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.21%	0.21%
Total Annual Fund Operating Expenses	1.46%	1.21%
Fee Waiver and/or Expense Reimbursement	-0.06%	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.40%	1.15%

(1)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.15% of the average daily net assets of the Fund.  This expense limitation agreement will continue in effect until January 31, 2018. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$456	$792	$1,741
Institutional Class	$117	$378	$659	$1,461

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Table of Contents - Prospectus

Principal Investment Strategies:  Under normal conditions, the Fund primarily invests in a diversified portfolio of equity securities of small capitalization companies.  The Fund defines small capitalization companies to include companies having a capitalization that does not exceed the upper limit of the capitalization ranges of the highest of the Russell 2000® Index, the S&P SmallCap 600® Index or the Dow Jones US Small Cap Total Stock Market Index during the most recent 12 months.  For the 12 months ended December 31, 2016 this limit was approximately $8.8 billion.  Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depository Receipts (“ADRs”).

The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet.  The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.  In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications.  The Fund may engage in short-term trading.

The Fund may hold in excess of 25% of its assets in cash or cash equivalents at any time and for an extended time.  The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•
Equity Securities Risks:  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Market Risk: Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
•
Small-Capitalization Company Risk:  The risk of investing in the stocks of smaller companies.  Small companies can be more sensitive to changing economic conditions.  Stocks of smaller companies are more volatile, often have less trading volume than those of larger companies and are more difficult to sell at quoted market prices.

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates.  An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged.  Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Table of Contents - Prospectus

•
High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which a Fund must pay, and will increase realized gains (or losses) to investors, which may lower a Fund’s after-tax performance.

•
Liquidity Risk:  The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•
Exchange-Traded Fund Risk:  The risk of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.  ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Performance:   The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns).  The table shows how the Fund’s average annual returns over 1, 5 and 10 years compare with those of a broad measure of market performance. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Endurance Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 30, 2009	22.51%
Worst Quarter	September 30, 2011	-9.11%

Table of Contents - Prospectus

Average Annual Total Returns (For the period ended December 31, 2016)
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	7.90%	4.61%	8.08%
Return After Taxes on Distributions	7.65%	3.28%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares	4.68%	3.41%	6.25%
Institutional Class
Return Before Taxes	8.14%	4.87%	N/A
Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%

The Fund offers two Classes of shares.  Investor Class shares commenced operations on October 3, 2005 and Institutional Class shares commenced operations on November 3, 2009.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Management

Investment Adviser:  Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Manager:  Jayme Wiggins, CFA® has served as a portfolio manager to the Fund since 2010, and is a Vice President of the Adviser.  Mr. Wiggins also served as part of the investment team of the Fund from its inception in 2005 through 2008.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 27.
Table of Contents - Prospectus

Intrepid Income Fund

Investment Objective:  The Intrepid Income Fund (the “Fund”) seeks high current income and capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.26%	0.26%
Acquired Fund Fees and Expenses(2)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.28%	1.03%
Fee Waiver and/or Expense Reimbursement(3)	-0.11%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.17%	0.92%

(1)	“Other Expenses” are based on estimated expenses for the current fiscal year for the Investor Class shares.
(2)
Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.

(3)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.15% of the Fund’s average daily net assets for the Investor Class shares of the Fund, and do not exceed 0.90% of the average daily net assets for the Institutional Class shares.  This expense limitation agreement will continue in effect until January 31, 2018.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$119	$395	$692	$1,536
Institutional Class	$94	$317	$558	$1,249

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Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies:  Under normal conditions, the Fund primarily invests in a diversified portfolio of fixed-income securities.  The Fund’s fixed income securities will consist principally of high-yield corporate debt securities (sometimes referred to as “junk bonds”), bank debt (including loan assignments and participations), convertible debt, and U.S. Government securities.  The Fund may also invest in investment grade corporate debt securities, as well as the debt of foreign companies.  Foreign companies, or non-U.S. companies, are companies domiciled or headquartered outside of the U.S., or whose primary business activities or principal trading markets are located outside of the U.S.  High yield securities typically pay high current interest.  They also offer the potential for capital appreciation when purchased at a discount to par value or when favorable company-specific events occur.  The Fund’s investment advisor performs deep fundamental credit analysis in selecting debt securities for the Fund, and the Fund’s holdings will not be limited by credit quality, sector, or geography.  The Fund’s investments in debt instruments will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase.  Duration is a measure of a debt security’s price sensitivity taking in to account a debt security’s cash flows over time.  For example, a security with a duration of five years would likely drop five percent in value if interest rates rose one percentage point.

In addition, the Fund may invest in equity securities, consisting principally of dividend-paying common stock or preferred stock.  The Fund will typically seek dividend-paying equity and preferred securities that it believes are undervalued based on internal appraisals of such securities’ intrinsic values.  The Fund typically determines the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of the business as a whole, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) to arrive at an estimate of the equity security’s intrinsic value.  If a dividend paying common stock or preferred stock stops paying dividends after its purchase by the Fund, the Fund would not be required to sell the security.

The Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions and its own credit analyses to determine the creditworthiness and potential for capital appreciation of a security.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period.  The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•	Market Risk: Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged.  Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

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•
Interest Rate Risk:  The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities.  Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Debt/Fixed Income Securities Risk:  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.  Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Adviser might wish to sell.  Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Credit Risk:  The risk of investing in bonds and debt securities whose issuers may not be able to make interest and principal payments.  In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security.

•
High Yield Risk:  The risk of loss on investments in high yield securities or “junk bonds.”  These securities are rated below investment grade, are usually less liquid, have greater credit risk than investment grade debt securities, and their market values tend to be volatile.  They are more likely to default than investment grade securities when adverse economic and business conditions are present.

•
Liquidity Risk:  The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (the only Class currently available for sale).  The table shows how the Fund’s average annual returns over 1 and 5 years and since inception compare with those of a broad-based market index and a secondary index provided to offer a broader market perspective that reflects market sectors in which the Fund invests.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Income Fund – Institutional Class
Calendar Year Total Returns as of 12/31

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During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 30, 2009	9.48%
Worst Quarter	December 31, 2008	-11.89%

Average Annual Total Returns (For the period ended December 31, 2016)
	1 Year	5 Years	Since Inception
Institutional Class
Return Before Taxes	8.37%	3.07%	3.89%
Return After Taxes on Distributions	7.06%	1.56%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares	4.82%	1.76%	2.35%
Bank of America Merrill Lynch U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)	17.49%	7.35%	7.41%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.45%

The Fund uses the Barclays U.S. Aggregate Bond Index as an additional index because it compares the Fund’s performance with the returns of an index holding investments similar to those of the Fund.

Institutional Class shares commenced operations on August 16, 2010.  Performance shown prior to August 16, 2010 reflects the performance of Investor Class shares, which commenced operations on July 2, 2007 and ceased operations on January 31, 2014, and includes expenses that are not applicable to and are higher than those of Institutional Class shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Management

Investment Adviser:  Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Manager:  Jason Lazarus, CFA® has been a portfolio manager of the Fund since 2011 and is a Vice President of the Adviser.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 27.
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Intrepid Disciplined Value Fund

Investment Objective:  The Intrepid Disciplined Value Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.09%	0.09%
Total Annual Fund Operating Expenses	1.34%	1.09%
Fee Waiver and/or Expense Reimbursement(2)	-0.04%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.30%	1.05%

(1)	“Other Expenses” are based on estimated expenses for the current fiscal year for the Institutional Class shares.
(2)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the Fund’s average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.05% of the average daily net assets for the Institutional Class shares.  Accordingly, Total Fund Operating Expenses have been restated to reflect the fee waiver in effect.  This expense limitation agreement will continue in effect until January 31, 2018.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$132	$421	$730	$1,609
Institutional Class	$107	$343	$597	$1,325

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Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies:  Under normal conditions, the Fund invests in a diversified portfolio of equity securities of companies of any size capitalization. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depositary Receipts (“ADRs”).  The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  The Fund seeks to invest in equity securities whose future prospects are misunderstood or not fully recognized by the market.  The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet.  The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.  In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.  The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional equity securities.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•
Equity Securities Risks:  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Market Risk: Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
•
Small and Medium Capitalization Company Risk:  The Fund may invest in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.  Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates.  An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged.  Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Table of Contents - Prospectus

•
ADR Risk:  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which a Fund must pay, and will increase realized gains (or losses) to investors, which may lower a Fund’s after-tax performance.

•
Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•
Exchange-Traded Fund Risk:  The risk of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.  ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the only Class currently available for sale).  The table shows how the Fund’s average annual returns over 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests.  No performance information is available for the Institutional Class shares since that class had not commenced operations as of the date of this Prospectus.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Disciplined Value Fund – Investor Class
Calendar Year Total Returns as of 12/31

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During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 30, 2009	14.85%
Worst Quarter	December 31, 2008	-17.56%

Average Annual Total Returns (For the period ended December 31, 2016)
	1 Year	5 Years	Since Inception (October 31, 2007)
Investor Class
Return Before Taxes	12.02%	8.77%	5.83%
Return After Taxes on Distributions	10.96%	6.96%	4.46%
Return After Taxes on Distributions and Sale of Fund Shares	7.68%	6.61%	4.37%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.40%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	6.55%

The Fund uses the Russell 3000® Total Return Index as an additional index because it compares the Fund’s performance with the return of an index holding investments similar to those of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.

Management

Investment Adviser:  Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Manager:  Gregory Estes, CFA® has been a portfolio manager of the Fund since its inception in 2007 and is a Vice President of the Adviser.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 27.
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Intrepid International Fund

Investment Objective:  The Intrepid International Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	1.25%	1.25%
Total Annual Fund Operating Expenses	2.50%	2.25%
Fee Waiver and/or Expense Reimbursement(2)	-1.10%	-1.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.40%	1.15%

(1)	“Other Expenses” are based on estimated expenses for the current fiscal year for the Institutional Class shares.
(2)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.40% of the average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.15% of the average daily net assets for the Institutional Class shares of the Fund.  This expense limitation agreement will continue in effect until January 31, 2018.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$674	$1,231	$2,753
Institutional Class	$117	$597	$1,105	$2,499

Table of Contents - Prospectus

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its objective by investing in foreign companies (also referred to as non-U.S. companies). Under normal circumstances, the Fund will invest at least 40% of its assets in the equity securities of non-U.S. companies in developed markets.  Non-U.S. companies are companies domiciled or headquartered outside of the U.S., or whose primary business activities or principal trading markets are located outside of the U.S.  Sometimes these non-U.S. companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”).

The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, options, ADRs, ADSs, Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) based on an international equity index.  Investments in ETFs based on foreign market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.  A substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular international benchmarks.

The Fund may invest in ADRs through both sponsored and unsponsored arrangements.  Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the U.S.  Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.

The Fund invests in companies of any size market capitalization.  The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.  The Fund will allocate its assets among various regions and countries (but in no less than three different countries).

The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet.  The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund uses a “bottom-up” approach focused on evaluating individual businesses, rather than studying specific economic factors.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.  In determining the presence of these factors, the Fund’s investment adviser reviews periodic financial reports as well as industry publications.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.  The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•
Equity Securities Risks:  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Market Risk: Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
Table of Contents - Prospectus

•
Small and Medium Capitalization Company Risk:  The Fund invests in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.  Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates.  Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments, such as less demanding regulatory requirements, less demanding financial reporting requirements, and less stable economies.

•
Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

•
Currency Risk:  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.  Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund’s total return, and there is no guarantee that the Fund’s hedging strategy will be successful.

•
ADR and GDR Risk:  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.  GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Liquidity Risk:  The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•
New Fund Risk:  There can be no assurance that a newly organized Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•
Exchange-Traded Fund Risk:  The risk of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.  ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

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Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the only Class currently available for sale).  The table shows how the Fund’s average annual returns over 1 year and since inception compare with those of a broad measure of market performance.  No performance information is available for the Institutional Class shares since that class had not commenced operations as of the date of this Prospectus.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid International Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	September 30, 2016	7.17%
Worst Quarter	December 31, 2015	-3.41%

Average Annual Total Returns (For the period ended December 31, 2016)
	1 Year	Since Inception (December 30, 2014)
Investor Class
Return Before Taxes	16.71%	5.90%
Return After Taxes on Distributions	15.17%	3.93%
Return After Taxes on Distributions and Sale of Fund Shares	10.13%	4.16%
MSCI EAFE Net Index (reflects no deduction for fees, expenses or taxes)	1.00%	0.00%

Investor Class shares commenced operations on December 30, 2014.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

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Management

Investment Adviser:  Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Manager:  Ben Franklin, CFA® has been a portfolio manager of the Fund since its inception in 2014 and is a Vice President of the Adviser.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 27.
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Intrepid Select Fund

Investment Objective:  The Intrepid Select Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	1.77%	1.77%
Total Annual Fund Operating Expenses	3.02%	2.77%
Fee Waiver and/or Expense Reimbursement(2)	-1.62%	-1.62%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.40%	1.15%

(1)	“Other Expenses” are based on estimated expenses for the current fiscal year for the Institutional Class shares.
(2)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.40% of the average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.15% of the average daily net assets for the Institutional Class shares of the Fund.  This expense limitation agreement will continue in effect until January 31, 2018.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expenses limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$781	$1,444	$3,222
Institutional Class	$117	$705	$1,320	$2,981

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

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Principal Investment Strategies:  Under normal conditions, the Fund invests in equity securities of domestic and foreign companies which the Fund believes are undervalued.  Foreign companies, or non-U.S. companies, are companies domiciled or headquartered outside of the U.S., or whose primary business activities or principal trading markets are located outside of the U.S.  The Fund believes that an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.

The Fund seeks to invest in equity securities whose future prospects are misunderstood or not fully recognized by the market.  The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet.  The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.  In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•
Equity Securities Risks:  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Market Risk: Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
•
Small and Medium Capitalization Company Risk:  The Fund invests in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.  Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments, such as less demanding regulatory requirements, less demanding financial reporting requirements, and less stable economies.

•
Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

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•
ADR and GDR Risk:  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.  GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Currency Risk:  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.  Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund’s total return, and there is no guarantee that the Fund’s hedging strategy will be successful.

•
Liquidity Risk:  The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•
New Fund Risk:  There can be no assurance that a newly organized Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

•
Exchange-Traded Fund Risk:  The risk of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.  ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the only Class currently available for sale).  The table shows how the Fund’s average annual returns over 1 year and since inception compare with those of a broad measure of market performance.  No performance information is available for the Institutional Class shares since that class had not commenced operations as of the date of this Prospectus. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Select Fund – Investor Class
Calendar Year Total Returns as of 12/31

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During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 30, 2016	9.76%
Worst Quarter	December 31, 2016	-0.67%

Average Annual Total Returns (For the period ended December 31, 2016)
	1 Year	Since Inception (July 31, 2015)
Investor Class
Return Before Taxes	23.40%	9.51%
Return After Taxes on Distributions	20.03%	7.35%
Return After Taxes on Distributions and Sale of Fund Shares	13.80%	6.50%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	8.31%
S&P 400® Midcap Index (reflects no deduction for fees, expenses or taxes)	20.74%	9.13%

Investor Class shares commenced operations on July 31, 2015.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.

Management

Investment Adviser:  Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Managers:  Gregory Estes, CFA®, and Jayme Wiggins, CFA® conduct the day-to-day portfolio management activities for the Fund.  Mr. Estes has served as co-portfolio manager of the Fund since its inception in 2015, and is a Vice President of the Adviser.  Jayme Wiggins has served as co-portfolio manager of the Fund since its inception in 2015, and is a Vice President of the Adviser.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 27.

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PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

Purchasing Shares:  Investors may purchase, exchange or redeem Fund shares by mail at Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207, or by telephone at 1-866-996-FUND.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Subsequent purchases and redemptions may be made by visiting the Funds’ website at www.intrepidcapitalfunds.com.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in a Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares (except as noted in the next sentence).  The minimum initial amount of investment in the Institutional Class shares of the Intrepid Income Fund is $2,500.  Subsequent investments in the Investor Class or Institutional Class shares of a Fund may be made with a minimum investment of $100.  Institutional Class shares of the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund are not currently available for sale.  Investor Class shares of the Intrepid Income Fund are not currently available for sale.

Tax Information:  The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.
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MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

Please remember that an investment objective is not a guarantee.  An investment in one of the Funds might not appreciate and investors could lose money.  Each Fund may change its investment objective without obtaining shareholder approval.

Each Fund, other than the Intrepid Select Fund, may hold in excess of 25% of its assets in cash or cash equivalents at any time or for an extended time.  To the extent a Fund holds assets in cash (or cash equivalents) and is otherwise uninvested, the ability of the Fund to meet its objective may be limited.  The Adviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances, including holding cash for temporary defensive positions as discussed below.  A Fund’s cash levels are likely to increase in market environments in which the Adviser struggles to find undervalued investments because portfolio sale decisions are made based on valuation and are independent of whether the Fund has found a replacement idea.  This can reduce a Fund’s performance in rising markets.

Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions.  Typically these adverse conditions will result in a Fund having difficulty finding qualifying investments.  A temporary defensive position means a Fund will invest some or all of its assets in money market instruments such as U.S. Treasury Bills, commercial paper or repurchase agreements (cash).  A Fund may maintain a temporary defensive position for prolonged periods, until such time as it can find securities that meet its investment criteria.  Even when a Fund is not taking a temporary defensive position, or the Adviser has not determined that is advisable to hold a significant cash position, the Fund will still hold some cash so that it can pay expenses, satisfy redemption requests, or take advantage of investment opportunities.

The Intrepid International Fund has a non-fundamental investment policy during normal market conditions to invest at least 40% of its assets in the equity securities of non-U.S. companies in developed markets.  The Intrepid International Fund will provide a 60 day written notice to its shareholders before implementing a change in policy.

PRINCIPAL INVESTMENT STRATEGIES

Equity Security Investments

Under normal circumstances, each of the Intrepid Capital Fund and the Intrepid Disciplined Value Fund typically will hold equity securities of approximately 20 to 75 different companies, while the Intrepid Endurance Fund will generally hold equity securities of approximately 12 to 50 different companies, the Intrepid International Fund will generally hold equity securities of approximately 15 to 50 different companies, and the Intrepid Select Fund will generally hold equity securities of approximately 15 to 35 different companies.  Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, ETFs and foreign securities, which include ADRs and GDRs.  When limiting their holdings to a relatively small number of positions, these Funds will invest in only the best ideas of the Adviser.  However, so limiting the number of holdings may cause the performance of each Fund to be more volatile as each position is likely to have a more meaningful impact on performance than if the Fund had invested in a greater number of securities.

Each Fund typically will hold a position until either the price reaches the target valuation level or the Fund determines that the price is unlikely to reach that level.  Each Fund may hold stocks for several years or longer, if necessary.
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High Yield Security Investments

Under normal conditions, the Intrepid Capital Fund will typically hold high yield securities (also known as “junk bonds”) of approximately 10-40 companies with approximately 20% to 60% of the Intrepid Capital Fund’s total assets held in such high yield securities.  The Intrepid Income Fund typically will hold high yield securities of approximately 10-40 companies.  The Intrepid Capital Fund and the Intrepid Income Fund normally will not purchase high yield securities that are rated lower than “CCC” by Standard & Poor’s® (“S&P®”) or at least “Caa” by Moody’s Investors Service®, Inc. (“Moody’s”).  Notwithstanding the foregoing, the Intrepid Income Fund may purchase or hold securities in default if it believes the default will be cured, and the Intrepid Capital Fund may purchase or hold securities in default if it believes the default will be cured or in situations where the Intrepid Capital Fund believes it is more appropriate to evaluate the security as if it were an equity investment.

The investments of the Intrepid Capital Fund and the Intrepid Income Fund in high yield securities are a means of attempting to achieve returns that exceed those of five-year treasury securities.  In purchasing high yield securities, these Funds examine the universe of all high yield corporate bonds seeking those that are attractively priced relative to their risk.  In assessing risk, these Funds independently assess many of the same factors considered by S&P and Moody’s.  In evaluating price the Funds typically consider the lowest possible yield that could be realized in owning the security, assuming it does not default.  These Funds often purchase high yield securities shortly after a credit downgrade to less than investment grade.  At such times, many institutional investors may be required to sell such securities creating a selling demand that might result in more attractive pricing.  Each of these Funds will sell a high yield security if the yield no longer compensates owners for the risks of holding the security or if other securities are more attractively priced relative to their risk.  The former might occur if the credit weakens and the latter might occur if the issuer’s business outlook improves and the security’s yield declines.

PRINCIPAL RISKS OF INVESTING IN EACH FUND

Investors in a Fund may lose money.  There are risks associated with the types of securities in which the Fund invests.  These risks are listed below.

	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund	Intrepid Select Fund
ADR Risk				✓	✓	✓
GDR Risk					✓	✓
Cash Position Risk	✓	✓	✓	✓	✓
Credit Risk	✓		✓
Currency Risk					✓	✓
Debt/Fixed Income Securities Risk	✓		✓
Equity Securities Risk	✓	✓		✓	✓	✓
Exchange-Traded Fund Risk	✓	✓		✓	✓	✓
Foreign Securities Risk	✓	✓	✓	✓	✓	✓
High Portfolio Turnover Risk		✓		✓
High Yield Risk	✓		✓
Interest Rate Risk	✓		✓
Liquidity Risk	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓
New Fund Risk					✓	✓
Non-Diversification Risk					✓	✓
Small and Medium Capitalization Company Risk	✓	✓		✓	✓	✓
Value Investing Risk	✓	✓		✓	✓	✓

•
ADR and GDR Risk:  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.  GDRs can involve currency risk, since unlike ADRs, they may not be U.S. dollar-denominated.

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•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

•
Credit Risk:  The issuers of the bonds and other debt securities held by the Fund may be unable to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial conditions that would lower the credit quality of the security and lead to greater volatility in the price of the security.

•
Currency Risk:  If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.  As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.  Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund’s total return, and there is no guarantee that the Fund’s hedging strategy will be successful.

•
Debt/Fixed Income Securities Risk:  The value of your investment in a Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests.  Interest rates in the U.S. are at, or near, historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates.  Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for a Fund to sell its holdings at a time when the Fund might wish to sell.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in a Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a debt security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline.  Distressed debt securities (“junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities.  Distressed debt securities may also be less liquid than higher quality debt securities.

•
Equity Securities Risks:  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•
ETFs Risk.  ETFs are investment companies that trade like stocks.  The price of an ETF is derived from and based upon the securities held by the ETF.  However, like stocks, shares of ETFs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios.  The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities.  Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on a Fund’s investment in ETFs.  ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly.

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•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates.  Additionally, investments in foreign securities, whether or not publicly traded in the U.S. may involve risks which are in addition to those inherent in domestic investments, such as less demanding regulatory requirements, less demanding financial reporting requirements, and less stable economies.

•
High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which a Fund must pay, and will increase realized gains (or losses) to investors, which may lower a Fund’s after-tax performance.

•
High Yield Risk:  Investment in high yield securities can involve a substantial risk of loss.  These securities, commonly called “junk bonds,” are rated below investment grade and considered to be speculative with respect to the issuer’s ability to pay interest and principal.  They are more likely to default than investment grade securities when adverse economic and business conditions are present.  High yield securities are generally much less liquid than investment grade debt securities and their market values tend to be volatile.  In addition, high yield securities tend to have greater credit risk than investment grade securities.

•
Interest Rate Risk:  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  There have been extended periods of increases in interest rates that have caused significant declines in bond prices.  Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Liquidity Risk:  The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Market Risk: The prices of the securities in which each Fund invests may decline for a number of reasons.

•
New Fund Risk:  There can be no assurance that a newly organized Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

•
Non-Diversification Risk (Intrepid International Fund and Intrepid Select Fund only):  Because a Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

•
Small and Medium Capitalization Risk:  Small and medium capitalization companies often have narrower product lines and markets and more limited managerial and financial resources, and as a result may be more sensitive to changing economic conditions.  Stocks of smaller companies are often more volatile and tend to have less trading volume than those of larger companies.  Less trading volume may make it more difficult to sell securities of smaller companies at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and the stocks of smaller companies underperform.

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•
Value Investing Risk:  A Fund may be wrong in its assessment of a company’s value or the market may not recognize improving fundamentals as quickly as the Fund anticipated.  In such cases, the stock may not reach the price that reflects the intrinsic value of the company.  There are periods when the value investing style falls out of favor with investors and in such periods a Fund may not perform as well as other mutual funds investing in common stocks.

Because of these risks, each Fund is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Funds.

N ON-PRINCIPAL RISKS OF INVESTING IN FUNDS

The Funds are subject to the following non-principal risks:

•
Cybersecurity Risk:  Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause a Fund, the Adviser and/or the Funds’ service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

•
Redemption Risk:  A Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.  Redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.  In addition, redemption risk is heightened during periods of overall market turmoil.  The redemption by one or more large shareholders of their holdings in a Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money.  If a Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

Intrepid Capital Management, Inc. (the “Adviser”), located at 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, is the investment adviser for the Funds.  The Adviser has been conducting its investment advisory business since 1994.  Its clientele historically and primarily consists of corporate, institutional, and high net-worth individuals.  As of December 31, 2016, the Adviser had approximately $900 million in assets under management.
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Under investment advisory agreements, the Adviser receives an advisory fee from each Fund at an annual rate of each Fund’s average daily net assets as indicated below the “Contractual Advisory Fee.”  For the fiscal year ended September 30, 2016, the Adviser received, after applicable fee waivers, an advisory fee at an annual rate of each Fund’s average daily net assets as indicated below the “Net Advisory Fee Received”.  The currently effective annual advisory fee for each of the Funds is as follows:

	Contractual Advisory Fee as of the fiscal year ended 9/30/16	Net Advisory Fee Received for fiscal year ended 9/30/16
Intrepid Capital Fund(1)	1.00%	0.95%
Intrepid Endurance Fund	1.00%	0.94%
Intrepid Income Fund	0.75%	0.63%
Intrepid Disciplined Value Fund(1)	1.00%	0.96%
Intrepid International Fund(2)	1.00%	-0.10%
Intrepid Select Fund(3)	1.00%	-0.62%
(1)
The Intrepid Capital Fund and Intrepid Disciplined Value Fund each compensate the Adviser at an annualized rate of 1.00% on the first $500 million in average daily net assets in the Fund and 0.80% on the balance.

(2)	The Intrepid International Fund commenced operations on December 30, 2014.
(3)	The Intrepid Select Fund commenced operations on July 31, 2015.

In addition to the advisory fees discussed above, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies).  The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average daily net assets through January 31, 2018.

	Institutional Shares	Investor Shares
Intrepid Capital Fund(1)	1.15%	1.15%
Intrepid Endurance Fund(1)	1.15%	1.15%
Intrepid Income Fund	0.90%	1.15%
Intrepid Disciplined Value Fund	1.05%	1.30%
Intrepid International Fund	1.15%	1.40%
Intrepid Select Fund	1.15%	1.40%
(1)
The contractual waiver of fees and/or reimbursement of certain expenses for the Intrepid Capital Fund and the Intrepid Endurance Fund is exclusive of sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser may recoup any waived amount from a Fund pursuant to this agreement if such reimbursement does not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

The most recent discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreements between the Trust and the Adviser on behalf of the Intrepid Capital Fund, Intrepid Endurance Fund, Intrepid Income Fund, Intrepid Disciplined Value Fund, Intrepid International Fund and Intrepid Select Fund will be available in the Semi-Annual Report to Shareholders for the period ending March 31, 2017.  The prior discussion for the Intrepid Capital Fund, Intrepid Endurance Fund, Intrepid Income Fund and Intrepid Disciplined Value Fund is available in the Semi-Annual Report to Shareholders for the period ended March 31, 2016, the prior discussion for the Intrepid Select Fund is available in the Funds' SAI, and the prior discussion for the Intrepid International fund is available in the Semi-Annual Report to Shareholders for the period ended March 31, 2015.
As investment adviser, the Adviser manages the investment portfolio of each Fund and decides which securities to buy and sell.  The Funds’ portfolios are managed by experienced portfolio managers as described below.  With respect to each of the Funds, the lead member of the team makes the final investment decisions based on the information team members provide.  Team members may also execute decisions of the lead member.
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Mark Travis Intrepid Capital Fund
Mark Travis is the lead portfolio manager of the Intrepid Capital Fund.  Mr. Travis is a founder and has been the President of the Adviser since 1994.  Prior to founding the firm, Mr. Travis was Vice President of the Consulting Group of Smith Barney and its predecessor firms for ten years.  Mr. Travis holds a BA in Economics from the University of Georgia.

Gregory Estes, CFA® Intrepid Disciplined Value Fund Intrepid Select Fund Intrepid Capital Fund
Gregory Estes is the lead portfolio manager of the Intrepid Disciplined Value Fund, co-lead portfolio manager of the Intrepid Select Fund and is a member of the investment team responsible for the Intrepid Capital Fund.  Mr. Estes has been a Vice President and portfolio manager for the Adviser since 2000.  Mr. Estes holds an MA in Financial Economics from the University of Florida and a BBA in Finance from the University of Notre Dame.

Jayme Wiggins, CFA® Intrepid Endurance Fund Intrepid Select Fund Intrepid Capital Fund
Jayme Wiggins is the lead portfolio manager of the Intrepid Endurance Fund, co-lead portfolio manager of the Intrepid Select Fund and is a member of the investment teams responsible for the Intrepid Capital Fund.  Mr. Wiggins rejoined the Adviser in 2010 as a Vice President and portfolio manager after earning his MBA from Columbia Business School, graduating with the highest honors.  Before leaving for Columbia Business School in 2008, Mr. Wiggins managed the Adviser’s high yield bond portfolios from 2005 through 2008, the Intrepid Income Fund from its inception through 2008 and was a member of the investment team responsible for the Endurance Fund from its inception through 2008.  Prior to this, Mr. Wiggins served as a small-cap analyst for the Adviser from 2002 to 2005.  Mr. Wiggins graduated summa cum laude from Stetson University where he earned a BBA in Finance.

Ben Franklin, CFA® Intrepid International Fund
Ben Franklin is the lead portfolio manager of the Intrepid International Fund.  Mr. Franklin also served as the co-lead portfolio manager of the Intrepid Income Fund from 2011-2014.  Mr. Franklin has been a Vice President of the Adviser since 2013.  Mr. Franklin joined the Adviser in 2008, previously serving as a research analyst for the Adviser.  Mr. Franklin received his BBA in Management and his MBA in Finance from the University of North Florida.

Jason Lazarus, CFA® Intrepid Income Fund Intrepid Capital Fund
Jason Lazarus is the lead portfolio manager of the Intrepid Income Fund and is a member of the investment team responsible for the Intrepid Capital Fund.  Mr. Lazarus has been a Vice President of the Adviser since 2013.  Mr. Lazarus joined the Adviser in 2008, previously serving as a research analyst.  Prior to earning an MS in Finance from the University of Florida in 2008, he worked as an engineer in the Nuclear Energy division of General Electric Company.  Mr. Lazarus also holds a BS in Industrial and Systems Engineering, cum laude, from the University of Florida.

The Funds’ SAI provides additional information about the compensation of each member of the investment teams, other accounts managed by them and their ownership of shares of the Funds that they manage.

SHARE PRICES OF THE FUNDS

The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value (“NAV”).  Each Fund normally calculates its NAV as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  The NYSE is closed on national holidays, Good Friday and weekends.  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  The NAV is determined by adding the value of a Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Due to the fact that different expenses are charged to the Institutional Class and Investor Class shares of a Fund, the NAV of the two classes of a Fund may vary.  Each Fund values money market instruments it holds at their amortized cost, as long as the Adviser determines that amortized cost approximates the fair value of the instruments under valuation procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees.  Each Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Adviser under such valuation procedures.
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Fair Value Pricing

The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and a Fund may not be able to sell the security at the fair market value.  Market quotations may not be available, for example if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.  Market quotations of debt securities and equity securities not traded on a securities exchange may not be reliable if the securities are thinly traded.  Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotations and the close of trading on the NYSE.  Because some foreign markets are open on days when a Fund does not price its shares, the value of a Fund’s holdings (and correspondingly, a Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.

With regard to foreign equity securities, the Funds may use a systematic fair valuation methodology provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on foreign exchanges.  The Board of Trustees has approved the use of such independent pricing service.  By fair valuing securities whose prices may have been affected by events occurring between the time a foreign exchange closes and the close of the NYSE, the Funds deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a Fund’s portfolio holdings and the net asset value of the Fund’s shares, and seek to help ensure that the prices at which the Funds’ shares are purchased and redeemed are fair.

Good Order

The Funds will process purchase orders and redemption orders that they receive in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day.  The Funds will process purchase orders and redemption orders that they receive in good order after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open.  An investor’s purchase order or redemption request will be considered in good order if the letter of instruction includes the name and class of the Fund, the dollar amount or number of shares to be purchased or redeemed, the signature of all registered shareholders, including a signature guarantee when required, and the account number.  If an investor sends a purchase order or redemption request to the Funds’ corporate address, instead of to its transfer agent, the Funds will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”).

Distribution Fees

The Funds have adopted a distribution plan pursuant to Rule 12b-l under the Investment Company Act for the Investor Class shares of each Fund.  This Plan allows the Investor Class shares of each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors.  Because these fees are paid out of the assets of the Investor Class shares of each Fund, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Classes

The Intrepid Capital Fund and the Intrepid Endurance Fund offer two classes of shares:  Institutional Class shares and Investor Class shares.  The Intrepid Income Fund offers one class of shares:  Institutional Class shares.  The Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund offer one class of shares:  Investor Class shares.  For Funds offering two classes, each class of shares is designed for specific investors. The different classes of shares represent investments in the same portfolio of securities, but are subject to different expenses.  Share classes may have different expenses which may affect their performance and may be subject to different investment minimums and other features.
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PURCHASING SHARES

How to Purchase Shares from the Funds

1.	Read this Prospectus carefully.

2.	Determine how much you want to invest keeping in mind the following minimums:

	Intrepid Capital Fund Intrepid Endurance Fund Intrepid Disciplined Value Fund Intrepid International Fund Intrepid Select Fund		Intrepid Income Fund

a. New accounts	Investor Class	Institutional Class	Institutional Class
Individual Retirement Accounts	$2,500	$250,000	$2,500
All other Accounts	$2,500	$250,000	$2,500
with automatic investment plan	$2,500	$250,000	$2,500
b. Existing accounts
Dividend reinvestment	No Minimum	No Minimum	No Minimum
All other investments	$100	$100	$100
with automatic investment plan	Monthly draw of $100	Monthly draw of $100	Monthly draw of $100

The minimum initial investment in the Institutional Class shares is $250,000 ($2,500 for the Institutional Class shares of the Intrepid Income Fund), and this minimum may be waived at the Adviser’s sole discretion (please see the section entitled “Purchasing Shares from Other Servicing Agents” for more information).  In its sole discretion, the Adviser may also allow the following to purchase Institutional Class shares of each Fund below the stated minimum investment amount: (i) members of the Board of Trustees and their immediate family members, (ii) employees of the Adviser and their immediate family members, and (iii) persons who aggregate at least $1 million into the Funds in a single purchase.

3.
Complete the New Account Application accompanying this Prospectus, carefully following the instructions.  For additional investments, complete the remittance form attached to your individual account statements.  (The Funds have additional New Account Applications and remittance forms if you need them.)  If you have any questions, please call 1-866-996-FUND.

4.
Make your check payable to the Fund you are purchasing. All checks must be in U.S. Dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  The Funds do not accept postdated checks or any conditional order or payment.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Transfer Agent will charge a $25 fee against a shareholder’s account for any payment, automatic investment purchase or electronic funds transfer returned for any reason.  The shareholder will also be responsible for any losses suffered by a Fund as a result.

5.	Send the application and check to:

BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

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BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202-5207

Please do not send letters by overnight delivery service or express mail to the post office box address.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Making an Initial Investment by Wire

If you wish to open an account by wire, please contact the Funds’ Transfer Agent, at 1-866-996-FUND before you wire funds to make arrangements with a telephone service representative.  The Funds’ Transfer Agent will require you to complete an account application which you may mail or send by overnight delivery service to the Transfer Agent.  Upon receipt of your completed account application, the Funds’ Transfer Agent will establish an account and an account number for you.  You may then instruct your bank to wire transfer your investment as set forth below.

Making a Subsequent Investment by Wire

To make a subsequent investment by wire, please contact the Funds’ Transfer Agent, at 1-866-996-FUND before you send your wire.  This will alert the Funds to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to:
(name of Intrepid Fund) (add class, either Investor or Institutional)
(your name and account number)

Please remember that U.S. Bank, N.A. must receive your wired funds prior to the close of regular trading on the NYSE for you to receive same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Purchasing Shares From Other Servicing Agents

Some broker-dealers may sell shares of the Funds.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.  Some broker-dealers may purchase and redeem shares on a three day settlement basis.
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The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as an investment alternative in the programs they offer or administer.  Servicing Agents may:

•
Become shareholders of record of the Funds.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents.  This also means that purchases made through Servicing Agents are not subject to the Funds’ minimum purchase requirements.

•	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

•	Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

•
Be allowed to purchase shares by telephone with payment to follow within seven days.  If the telephone purchase is made prior to the close of regular trading on the NYSE, it will receive same day pricing.

•
Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds’ behalf).  If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds’ behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m.  Eastern time will receive the next day’s NAV.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent, including fee information and procedures for purchasing and selling shares of a Fund.  When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis.  If the Servicing Agent does not place your order on a timely basis, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, the Servicing Agent may be held liable for any resulting fees or losses.

Telephone Purchases

Unless declined on your New Account Application, the telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  This option will become effective approximately 15 calendar days after the application form is received by the Funds’ Transfer Agent.  Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Funds’ shares.  Your shares will be purchased at the NAV determined at the close of regular trading on the day your order is received provided your telephone order is received by or prior to market close.  Telephone purchases may be made by calling 1-866-996-FUND.  Please allow sufficient time to place your telephone transaction.  Once your telephone transaction has been placed, it cannot be canceled or modified.

Other Information about Purchasing Shares of the Funds

The Funds may reject any purchase order for any reason.  The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Funds.

Shares of the Funds may be offered to only U.S. citizens and U.S. resident aliens having a social security number or individual tax identification number.  This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens.  As noted, investors generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

The Funds will not issue certificates evidencing shares, although it will send investors a written confirmation for all purchases of shares.

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The Funds offer an Automatic Investment Plan (“AIP”) allowing shareholders to make purchases of shares on a regular and convenient basis.  The minimum purchase for an AIP is $100.  You may select the day of the month, either monthly or quarterly, on which you would like your automatic investment to occur.  To establish an AIP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the Transfer Agent.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  The AIP may be modified or terminated by the Funds at any time.  Investors should submit modifications or terminations by calling 1‑866-996-FUND five days prior to effective date.  Please call if you have any additional questions about establishing an AIP.

If you have elected an AIP, wire redemption, electronic funds transfer (“EFT”) purchases, EFT redemptions or a systematic withdrawal plan (see “Other Redemption Considerations” below), please include (attach) a voided check with your application.  The Fund is unable to debit or credit mutual fund or pass-through accounts.  Please contact your financial institution to determine if it participates in the ACH system.

The Funds also offer the following retirement plans:

•	Traditional Individual Retirement Account (“IRA”)
•	Roth IRA
•	SEP-IRA
•	SIMPLE-IRA
•	Coverdell Education Savings Account

Investors can obtain further information about the automatic investment plan and the IRAs by calling the Funds at 1-866-996-FUND.  The Funds recommend that investors consult with a competent financial and tax advisor regarding any IRA before investing through them.

Anti-Money Laundering Compliance

The Funds and their distributors are required to comply with various anti-money laundering laws and regulations.  Consequently, the Funds or the Funds’ distributors may request additional information from you to verify your identity and source of funds.

In compliance with the USA Patriot Act of 2001, please note that the Funds’ Transfer Agent, will verify certain information on your New Account Application as part of the Funds’ anti-money laundering program.  As requested on the New Account Application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-866-996-FUND if you need additional assistance completing your New Account Application.

If the Funds or the Funds’ distributors do not have reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until clarifying information is received.  The Funds also reserve the right to close an account within five business days if clarifying information or documentation is not received.  If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to “freeze” a shareholder’s account.  It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency.  In some circumstances, the law may not permit the Funds or their distributors to inform the shareholder that it has taken the actions described above.

Householding

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at 1-866-996-FUND. We will begin sending you individual copies 30 days after receiving your request.

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REDEEMING SHARES

How to Sell Shares by Mail

1.	Prepare a letter of instruction containing:

•	The name and class of the Fund(s);
•	Account number(s);
•	The amount of money or number of shares being redeemed;
•	The name(s) on the account and
•	Daytime phone number.

The Funds may require additional information for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity.  Please contact the Funds’ Transfer Agent, in advance, at 1-866-996-FUND if you have any questions.

2.	Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

3.	Have the signatures guaranteed by a Medallion program member or a non-Medallion program member in the following situations:

•	If a change of address was received by the Transfer Agent within the last 30 calendar days;
•	The redemption request is in excess of $100,000;
•	When redemption proceeds are sent or payable to any person, address or bank account not on record; or
•	If ownership on your account is being changed.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.  The Funds, at their sole discretion, may waive the signature guarantee requirements in certain instances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notarized signature is not an acceptable signature guarantee.

4.	Send the letter of instruction to:

BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
Shareholder Services Center
P.O. Box 701
Milwaukee, WI  53201-0701

BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
3rd Floor
615 East Michigan Street
Milwaukee, WI  53202-5207

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The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

How to Sell Shares by Telephone

1.	You may redeem a minimum of $100 and up to $100,000 by telephone unless you declined this option on your New Account Application.

2.	Assemble the same information that you would include in the letter of instruction for a written redemption request.

3.	Call USBFS at 1-866-996-FUND. Please do not call the Funds or the Adviser.

4.	Once a telephone transaction has been placed, it cannot be canceled or modified.

How to Sell Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent.  Contact the Servicing Agent for instructions on how to do so.

Redemption Price

The redemption price per share you receive for redemption requests is the next determined NAV after:

•	USBFS receives your written request in good order with all required information; or
•	USBFS receives your authorized telephone request in good order with all required information.

If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

Payment of Redemption Proceeds

•
For those shareholders who redeem shares by mail, USBFS will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.

•
For those shareholders who redeem by telephone, USBFS will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire.  USBFS generally wires redemption proceeds on the business day following the calculation of the redemption price.  There is a $15 fee for each wire transfer.  Proceeds may also be sent to a predetermined bank account by EFT through the ACH network if the shareholder’s financial institution is a member.  There is no charge to have proceeds sent via ACH, however, funds are typically credited within two days after redemption.  However, the Funds may direct USBFS to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

•	For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

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Other Redemption Considerations

The Funds offer a Systematic Withdrawal Plan (“SWP”) whereby shareholders may request that a check be drawn in a particular amount be sent to them each month, calendar quarter, or annually.  Payment can be made by sending a check to your address of record, or funds may be sent directly to your pre-determined bank account via the ACH network.  For the Intrepid Capital Fund, Intrepid Endurance Fund, Intrepid Disciplined Value Fund, Intrepid International Fund and Intrepid Select Fund, to establish a SWP, your account must have a value of at least $10,000 for Investor Class shares ($350,000 for the Institutional Class shares), and the minimum amount that may be withdrawn each month, quarter or year is $100.  To establish a SWP for the Intrepid Income Fund, your account must have a balance of at least $10,000.  The SWP may be terminated or modified by the Funds at any time.  The shareholder should submit any termination or modification to the Transfer Agent five days prior to effective date.  To establish a SWP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the Transfer Agent.  A signature guarantee may be required. Your withdrawals may, over time, deplete your original investment—or exhaust it entirely if you make large and frequent withdrawals.  Please call 1-866-996-FUND if you have additional questions about establishing a SWP.

When redeeming shares of the Funds, shareholders should consider the following:

•	The redemption may result in a taxable gain.
•
Shareholders who redeem shares held in an IRA must indicate on their written redemption request whether or not to withhold federal income taxes.  If not, these redemptions will be subject to federal income tax withholding. Shares held in IRA accounts may be redeemed by telephone at 1-866-996-FUND. IRA investors will be asked whether or not to withhold taxes from any distribution.

•	As permitted by the Investment Company Act, the Funds may delay the payment of redemption proceeds for up to seven days in all cases.
•
If you purchased shares by check or EFT, the Funds may delay the payment of redemption proceeds until it is reasonably satisfied the check or transfer of funds have cleared (which may take up to 10 calendar days from the date of purchase).

•	USBFS will send the proceeds of redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.
•
The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and USBFS may modify or terminate their procedures for telephone redemptions at any time.  Neither the Funds nor USBFS will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions.  They may be liable for unauthorized transactions if they fail to follow such procedures.  These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls.  During periods of substantial economic or market change, you may find telephone redemptions difficult to implement and may encounter higher than usual call waits.  Telephone trades must be received by or prior to market close.  Please allow sufficient time to place your telephone transaction.  If a Servicing Agent or shareholder cannot contact USBFS by telephone, they should make a redemption request in writing in the manner described earlier.

•
If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  The Funds may change, modify or terminate their telephone privileges at any time upon at least a 60-day notice to shareholders.

•	USBFS currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.
•
The Funds may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example and not limited to, (1) if the shareholder fails to provide the Funds with identification required by law; (2) if the Funds are unable to verify the information received from the shareholder; and (3) to reimburse a Fund for any loss sustained by reason of the failure of the shareholder to make full payment for shares purchased by the shareholder.  Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

•
If you hold Investor Class shares of a Fund and your account balance falls below $500 (for any reason), you will be given 60 days’ written notice to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

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•
If you hold Institutional Class shares of the Intrepid Capital Fund or Intrepid Endurance and your account balance falls below $250,000 for any reason, the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $250,000 or more.  If you do not, the Fund may convert your Institutional Class shares of the Intrepid Capital Fund or Intrepid Endurance Fund into Investor Class shares, at which time your account will be subject to the policies and procedures for Investor Class shares.  Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges.  Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.  If you hold Institutional Class shares of the Intrepid Income Fund and your account balance falls below $500 (for any reason) the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

•
While the Funds generally pay redemption requests in cash, the Funds reserve the right to pay redemption requests “in kind.”  This means that the Funds may pay redemption requests entirely or partially with liquid securities rather than with cash.  Shareholders who receive a redemption “in kind” may incur costs to subsequently dispose of such securities.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Funds are unable to locate a shareholder, they will determine whether the shareholder’s account can legally be considered abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of a Fund’s shares may harm Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs and potentially diluting the value of its shares.  Accordingly, the Board of Trustees discourages frequent repurchases and redemptions of shares of the Funds by:

•
Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares.

•
Imposing a 2.00% redemption fee on redemptions of shares held for 30 days or less.  The 2.00% redemption fee does not apply to exchanges between Funds.  In addition the redemption fee will not apply to:  (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the systematic withdrawal plan, automatic investment plan, and systematic exchange plans.

The Funds rely on intermediaries to determine when a redemption occurs on shares held for 30 days or less.  The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan.  Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, because each Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Funds cannot always detect market timing.  As a consequence, each Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

EXCHANGING SHARES

Shares of each class of the Funds may be exchanged for shares of the corresponding class of another Fund at their relative NAVs (as long as you otherwise meet the investment minimum of that class), and the 2.00% redemption fee does not apply to exchanges between Funds.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

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You may also exchange your shares to and from the First American Retail Prime Obligations Fund Class A (the “First American Fund”), subject to a 2% redemption fee on redemptions of Fund shares held for 30 days or less, if applicable.  Although the First American Fund is not affiliated with the Adviser, the exchange privilege is a convenient way for you to purchase shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the First American Fund, you should read its prospectus.  To obtain the First American Fund’s current prospectus and the necessary exchange authorization forms, call the Funds’ Transfer Agent at 1-866-996-FUND.  This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Adviser of an investment in the First American Fund.

How to Exchange Shares

1.	Read this Prospectus carefully and, if applicable, the Prospectus of the First American Fund.
2.
Determine the number of shares or dollars you want to exchange and contact the Transfer Agent by telephone if you did not decline telephone options, or in writing.  Please keep in mind that your telephone exchange is subject to a $100 minimum.  If you are exchanging into the First American Fund, the minimum exchange amount to a new account is $2,500.

3.
Write to Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI  53201-0701 or call USBFS at 1-866-996-FUND.  USBFS charges a $5.00 fee for each telephone exchange.  There is no charge for a written exchange.

C ONVERTING SHARES

If you hold Institutional Class shares of the Intrepid Capital Fund or the Intrepid Endurance Fund and your account balance falls below $250,000 (for any reason), the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $250,000 or more.  If you do not, the Fund may convert your Institutional Class shares of the Intrepid Capital Fund or Intrepid Endurance Fund into Investor Class shares, at which time your account will be subject to the policies and procedures for Investor Class shares.  Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges.

If you hold Institutional Class shares of the Intrepid Income Fund and your account balance falls below $500 (for any reason) the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

Shareholders who hold Investor Class shares of a Fund that are eligible to own Institutional Class shares may convert their Investor Class shares into Institutional Class shares by providing notice to the Funds’ transfer agent on the basis of the relative NAVs of the two classes without the imposition of any fee or other charge if the account is held directly with the Fund.  If the account is held through a retirement plan or other financial intermediary, then the intermediary must have a specific agreement in place with the Distributor, and the intermediary may separately charge a fee to the shareholder.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each of the Intrepid Capital Fund and the Intrepid Income Fund distribute substantially all of their net investment income quarterly and each of the Intrepid Endurance Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund distribute substantially all of their net investment income annually.  Each of the Funds distribute substantially all of their capital gains annually.  As long as Funds meet the requirements of a regulated investment company, which is their intent, they pay no federal income tax on the earnings they distribute to shareholders.

You have four distribution options:

•	Automatic Reinvestment Option: Both dividend and capital gains distributions will be reinvested in additional Fund shares.
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•	All Cash Option: Both dividend and capital gains distributions will be paid in cash.
•	Reinvest all dividend distributions and receive capital gain distributions in cash.
•	Reinvest all capital gain distributions and receive dividend distributions in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at that Fund’s then current NAV and to reinvest all subsequent distributions.

You may make this election on the New Account Application.  You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-866-996-FUND at least 5 days prior to record date.

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal, state, and local income tax.  These distributions may be taxed as ordinary income, dividend income, or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).  Distributions of net long-term capital gain are subject to tax as a long-term capital gain regardless of the length of time you have held Fund shares. If you purchase shares at a time when a Fund has recognized income or capital gains which have not yet been distributed, the subsequent distribution may result in taxable income to you even though such distribution may be, for you, the economic equivalent of a return of capital.

Each Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares.  This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year.  Any loss recognized by a shareholder upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.  A loss realized on the disposition of shares of a Fund will be disallowed to the extent identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition.  In that event, the basis of the replacement shares of a Fund will be adjusted to reflect the disallowed loss.  You should be aware that an exchange of shares in a Fund for shares in other Funds is treated for federal income tax purposes as a sale and a purchase of shares, which may result in recognition of a gain or loss and be subject to federal income tax.

Federal law requires a mutual fund company to report its shareholders’ cost basis, gain/loss, and holding period with respect to “covered shares” of the mutual fund to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when the “covered” shares are sold.  “Covered” shares are any Fund shares acquired on or after January 1, 2012, whether pursuant to purchases or dividend reinvestment transactions.

The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  A Fund’s standing tax lot identification method is the method it will use to report the sale of covered shares on your Form 1099 if you do not select a specific tax lot identification method.  You may choose a method other than the Funds’ standing method at the time of your purchase or upon the sale of covered shares.

The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes.  The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.”

If you hold shares in a Fund through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.
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A 3.8% net investment income (“NII”) tax is imposed on certain net investment income (including dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of shares of a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  So, the Funds’ distributions are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon a redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source.  If more than 50% of the value of each Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to treat a proportionate amount of such foreign taxes paid by it as additional income to each shareholder which would generally permit each shareholder (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its Federal income tax liability.  It is expected that the Funds will be eligible to make this election, although there can be no assurance in this regard.  The Funds will notify you if it makes this election.

The preceding discussion is meant to be only a general summary of the potential federal income tax consequences of an investment in the Funds by U.S. shareholders.  The SAI contains a more detailed summary of federal tax rules that apply to the Funds and their shareholders.  This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Funds.  Legislative, judicial, or administrative action may change the tax rules that apply to the Funds or their shareholders and any such change may be retroactive.  You should consult your tax advisors to determine the federal, state, local, and non-U.S. tax consequences of owning Fund shares.

INDEX DESCRIPTIONS

S&P 400® Total Return Index
A float-adjusted, capitalization-weighted index of 400 securities, providing investors with a benchmark for mid-sized U.S. companies.  The index covers approximately 7% of the total U.S. equity market and seeks to remain an accurate measure of mid-sized U.S. companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

S&P 500® Index

The S&P 500® Index is a capitalization-weighted index of 500 stocks.  The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Bank of America Merrill Lynch U.S. High Yield Index

The Bank of America Merrill Lynch U.S. High Yield Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.  Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million.

Bank of America Merrill Combined Index

The Bank of America Merrill Combined Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500® Index and 40% bonds represented by the Bank of America Merrill Lynch U.S. High Yield Index.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

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Barclays Combined Index

The Barclays Combined Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500® Index and 40% bonds represented by the Barclays U.S. Government/Credit Index.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is made up of the Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Barclays U.S. Government/Credit Index

The Barclays U.S. Government/Credit Index is the non-securitized component of the U.S. Aggregate Index.  The Barclays U.S. Government/Credit Index includes Treasuries, Government-Related Issues and USD Corporates.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Russell 2000® Total Return Index

The Russell 2000® Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the Russell 3000® Index.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Russell 3000® Total Return Index

The Russell 3000® Total Return Index is a popular measure of stock performance.  It is comprised of the 3,000 largest U.S. companies based on stock market capitalization.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

MSCI EAFE Net Index

The MSCI EAFE Net Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.  As of December 31, 2016, the MSCI EAFE Net Index consists of the following 21 developed market country indexes:  Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The Index does not reflect any deductions for fees, expenses or taxes.  Results for the Index are based on reinvested net dividends.  A direct investment in an index is not possible.
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FINANCIAL HIGHLIGHTS

The financial highlights table describes each Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund for the stated period (assuming reinvestment of all dividends and distributions).  The information has been derived from the financial statements audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report and is incorporated by reference in the Funds’ SAI, which is available upon request. The Institutional Class shares of the Intrepid Disciplined Value Fund, Intrepid International Fund and Intrepid Select Fund had not commenced operations as of the date of this Prospectus and therefore do not have a financial performance record.  The Investor Class shares of the Intrepid Income Fund have not commenced operations as of the date of this Prospectus and therefore do not have a financial performance record.

Intrepid Capital Fund – Investor Class
	Year Ended September 30,
	2016		2015	2014	2013	2012
NET ASSET VALUE:
Beginning of year	$10.56		$12.69	$12.23	$11.69	$10.70

OPERATIONS:
Net investment income(1)	0.26		0.18	0.12	0.18	0.18
Net realized and unrealized gain (loss) on investment securities	1.07		(1.00)	1.09	0.93	1.72
Total from operations(2)	1.33		(0.82)	1.21	1.11	1.90

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.19)	(0.12)	(0.17)	(0.18)
From net realized gains	(0.00	)(3)	(1.12)	(0.63)	(0.40)	(0.73)
Total distributions	(0.27)		(1.31)	(0.75)	(0.57)	(0.91)

NET ASSET VALUE:
End of year	$11.62		$10.56	$12.69	$12.23	$11.69
Total return	12.87%		(7.17)%	10.23%	9.89%	18.63%

Net assets at end of year (000s omitted)	$110,395		$149,504	$238,691	$228,500	$288,462

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.45%		1.42%	1.41%	1.42%	1.44%
After expense reimbursement/recoupment	1.40%		1.40%	1.40%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.97%		1.45%	0.97%	1.37%	1.62%
After expense reimbursement/recoupment	2.02%		1.47%	0.98%	1.39%	1.66%
Portfolio turnover rate	43%		54%	73%	57%	63%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2016, 2015, 2014, 2013 and 2012.
(3)	The amount represents less than $0.01 per share.

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Intrepid Capital Fund – Institutional Class

	Year Ended September 30,
	2016		2015	2014	2013	2012
NET ASSET VALUE:
Beginning of year	$10.56		$12.69	$12.24	$11.70	$10.70

OPERATIONS:
Net investment income(1)	0.24		0.22	0.15	0.19	0.21
Net realized and unrealized gain (loss) on investment securities	1.12		(1.00)	1.08	0.95	1.73
Total from operations(2)	1.36		(0.78)	1.23	1.14	1.94

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.23)	(0.15)	(0.20)	(0.21)
From net realized gains	(0.00	)(3)	(1.12)	(0.63)	(0.40)	(0.73)
Total distributions	(0.30)		(1.35)	(0.78)	(0.60)	(0.94)

NET ASSET VALUE:
End of year	$11.62		$10.56	$12.69	$12.24	$11.70
Total return	13.16%		(6.92)%	10.41%	10.18%	19.02%

Net assets at end of year (000s omitted)	$275,694		$182,274	$233,759	$189,630	$100,501

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.20%		1.17%	1.16%	1.17%	1.19%
After expense reimbursement/recoupment	1.15%		1.15%	1.15%	1.15%	1.15%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	2.13%		1.72%	1.23%	1.67%	1.85%
After expense reimbursement/recoupment	2.18%		1.74%	1.24%	1.69%	1.89%
Portfolio turnover rate	43%		54%	73%	57%	63%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2016, 2015, 2014, 2013 and 2012.
(3)	The amount represents less than $0.01 per share.

Table of Contents - Prospectus

Intrepid Endurance Fund – Investor Class

	Year Ended September 30,
	2016	2015	2014	2013	2012
NET ASSET VALUE:
Beginning of year	$13.70	$16.18	$15.91	$15.80	$15.26

OPERATIONS:
Net investment loss(1)	(0.05)	(0.17)	(0.22)	(0.12)	(0.06)
Net realized and unrealized gain (loss) on investment securities	1.08	(0.71)	1.17	1.48	2.47
Total from operations(2)	1.03	(0.88)	0.95	1.36	2.41

LESS DISTRIBUTIONS:
From net investment income	(0.18)	—	—	—	—
From net realized gains	—	(1.60)	(0.68)	(1.25)	(1.87)
Total distributions	(0.18)	(1.60)	(0.68)	(1.25)	(1.87)

NET ASSET VALUE:
End of year	$14.55	$13.70	$16.18	$15.91	$15.80
Total return	7.63%	(6.03)%	6.08%	9.25%	16.76%

Net assets at end of year (000s omitted)	$181,001	$216,933	$421,714	$566,624	$699,196

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.46%	1.42%	1.40%	1.42%	1.44%
After expense reimbursement/recoupment	1.40%	1.40%	1.40%	1.40%	1.40%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(0.34)%	(0.67)%	(1.11)%	(0.72)%	(0.44)%
After expense reimbursement/recoupment	(0.28)%	(0.65)%	(1.11)%	(0.70)%	(0.40)%
Portfolio turnover rate	40%	75%	38%	30%	68%

(1)	Net investment loss per share is calculated using the ending accumulated net investment loss balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2016, 2015, 2014, 2013 and 2012.

Table of Contents - Prospectus

Intrepid Endurance Fund – Institutional Class

	Year Ended September 30,
	2016		2015	2014	2013	2012
NET ASSET VALUE:
Beginning of year	$13.97		$16.42	$16.09	$15.93	$15.34

OPERATIONS:
Net investment loss(1)(2)	(0.00	)(3)	(0.06)	(0.16)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investment securities	1.08		(0.79)	1.17	1.50	2.49
Total from operations(4)	1.08		(0.85)	1.01	1.41	2.46

LESS DISTRIBUTIONS:
From net investment income	(0.19)		—	—	—	—
From net realized gains	—		(1.60)	(0.68)	(1.25)	(1.87)
Total distributions	(0.19)		(1.60)	(0.68)	(1.25)	(1.87)

NET ASSET VALUE:
End of year	$14.86		$13.97	$16.42	$16.09	$15.93
Total return	7.85%		(5.68)%	6.39%	9.51%	17.02%

Net assets at end of year (000s omitted)	$72,539		$85,350	$238,722	$108,728	$64,581

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.21%		1.17%	1.15%	1.17%	1.19%
After expense reimbursement/recoupment	1.15%		1.15%	1.15%	1.15%	1.15%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(0.09)%		(0.44)%	(0.85)%	(0.47)%	(0.18)%
After expense reimbursement/recoupment	(0.03)%		(0.42)%	(0.85)%	(0.45)%	(0.14)%
Portfolio turnover rate	40%		75%	38%	30%	68%

(1)	Net investment loss per share is calculated using the average shares outstanding method for the year ended September 30, 2016.
(2)
Net investment loss per share is calculated using the ending accumulated net investment loss balances prior to consideration or adjustment for permanent book-to-tax differences for each of the four years ended September 30, 2015, 2014, 2013 and 2012.

(3)	The amount represents less than $0.01 per share.
(4)	Total from investment operations per share includes redemption fees of less than $0.01 for each of the five years ended September 30, 2016, 2015, 2014, 2013 and 2012.

Table of Contents - Prospectus

Intrepid Income Fund – Institutional Class

	Year Ended September 30,
	2016	2015	2014		2013	2012
NET ASSET VALUE:
Beginning of year	$9.02	$9.65	$9.66		$9.80	$9.63

OPERATIONS:
Net investment income(1)	0.28	0.30	0.28		0.30	0.47
Net realized and unrealized gain (loss) on investment securities	0.31	(0.56)	0.04		(0.01)	0.30
Total from operations(2)	0.59	(0.26)	0.32		0.29	0.77

LESS DISTRIBUTIONS:
From net investment income	(0.32)	(0.30)	(0.28)		(0.33)	(0.45)
From net realized gains	—	(0.07)	(0.05)		(0.10)	(0.15)
Total distributions	(0.32)	(0.37)	(0.33)		(0.43)	(0.60)

NET ASSET VALUE:
End of year	$9.29	$9.02	$9.65		$9.66	$9.80
Total return	6.76%	(2.76)%	3.38%		3.03%	8.17%

Net assets at end of year (000s omitted)	$79,760	$84,988	$106,360		$74,828	$63,085

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.01%	0.96%	0.95	%(3)	0.98%	1.01%
After expense reimbursement/recoupment	0.90%	0.90%	0.90	%(3)	0.90%	0.90%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	2.97%	3.05%	2.85	%(4)	2.96%	4.56%
After expense reimbursement/recoupment	3.08%	3.11%	2.90	%(4)	3.04%	4.67%
Portfolio turnover rate	52%	51%	53%		78%	54%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share for the years ended September 30, 2014 and 2013.
(3)
 Excludes expenses related to the Investor Class that was merged into the Institutional Class on January 31, 2014.  With the inclusion of these expenses, the ratio would have been 0.98% and 0.93%, respectively.

(4)
Excludes income and expenses related to the Investor Class that was merged into the Institutional Class on January 31, 2014.  With the inclusion of these expenses, the ratio would have been 2.83% and 2.88%, respectively.

Table of Contents - Prospectus

Intrepid Disciplined Value Fund – Investor Class

	Year Ended September 30,
	2016	2015	2014	2013	2012
NET ASSET VALUE:
Beginning of year	$9.98	$11.22	$11.11	$10.48	$9.23

OPERATIONS:
Net investment income (loss)(1)	0.07	(0.01)	(0.06)	0.03	0.01
Net realized and unrealized gain (loss) on investment securities	1.07	(0.31)	1.08	1.36	1.87
Total from operations(2)	1.14	(0.32)	1.02	1.39	1.88

LESS DISTRIBUTIONS:
From net investment income	(0.04)	—	—	(0.07)	(0.02)
From net realized gains	(0.46)	(0.92)	(0.91)	(0.69)	(0.61)
Total distributions	(0.50)	(0.92)	(0.91)	(0.76)	(0.63)

NET ASSET VALUE:
End of year	$10.62	$9.98	$11.22	$11.11	$10.48
Total return	11.91%	(3.32)%	9.69%	14.27%	21.07%

Net assets at end of year (000s omitted)	$47,991	$44,930	$46,137	$41,374	$46,975

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.34%	1.31%	1.57%	1.59%	1.60%
After expense reimbursement/recoupment	1.30%	1.30%	1.33%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	0.62%	(0.14)%	(0.78)%	0.03%	(0.16)%
After expense reimbursement/recoupment	0.66%	(0.13)%	(0.54)%	0.22%	0.04%
Portfolio turnover rate	32%	71%	66%	30%	71%

(1)	Net investment income (loss) per share is calculated using the ending accumulated net investment income (loss) balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the four years ended September 30, 2016, 2014, 2012 and 2011.

Table of Contents - Prospectus

Intrepid International Fund – Investor Class

	Year Ended September 30, 2016	December 30, 2014(1) through September 30, 2015
NET ASSET VALUE:
Beginning of period	$9.95	$10.00

OPERATIONS:
Net investment income(2)	0.51	0.06
Net realized and unrealized gain (loss) on investment securities	0.60	(0.11)
Total from operations(3)	1.11	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.72)	—
From net realized gains	(0.18)	—
Total distributions	(0.90)	—

NET ASSET VALUE:
End of period	$10.16	$9.95
Total return	12.67%	(0.50	)%(4)

Net assets at end of period (000s omitted)	$17,048	$7,573

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	2.50%	4.07	%(5)
After expense reimbursement/recoupment	1.40%	1.40	%(5)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	3.46%	(1.47	)%(5)
After expense reimbursement/recoupment	4.56%	1.20	%(5)
Portfolio turnover rate	33%	32	%(4)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Total from investment operations per share includes redemption fees of less than $0.01 per share for the year ended September 30, 2016.
(4)	Not annualized.
(5)	Annualized.

Table of Contents - Prospectus

Intrepid Select Fund – Investor Class

	Year Ended September 30, 2016	July 31, 2015(1) through September 30, 2015
NET ASSET VALUE:
Beginning of period	$9.17	$10.00

OPERATIONS:
Net investment income(2)	0.08	0.02
Net realized and unrealized gain (loss) on investment securities	2.20	(0.85)
Total from operations(3)	2.28	(0.83)

LESS DISTRIBUTIONS:
From net investment income	(0.02)	—
From net realized gains	—	—
Total distributions	(0.02)	—

NET ASSET VALUE:
End of period	$11.43	$9.17
Total return	24.89%	(8.30	)%(4)

Net assets at end of period (000s omitted)	$11,831	$1,390

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	3.02%	21.45	%(5)
After expense reimbursement/recoupment	1.40%	1.40	%(5)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(0.30)%	(18.42	)%(5)
After expense reimbursement/recoupment	1.32%	1.63	%(5)
Portfolio turnover rate	64%	1	%(4)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Total from investment operations per share includes redemption fees of less than $0.01 per share for the year ended September 30, 2016.
(4)	Not annualized.
(5)	Annualized.

Table of Contents - Prospectus

PRIVACY POLICY

Intrepid Capital Management Funds Trust

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.
Not a part of the Prospectus.
Table of Contents - Prospectus

To learn more about the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund and their investment policies, you may want to read the Funds’ Statement of Additional Information (“SAI”).  The Funds’ SAI is incorporated by reference into the Prospectus.  This means that the contents of the SAI are legally a part of the Prospectus.

Additional information about the Funds’ investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.  The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors upon request without charge, simply by calling 1-866-996-FUND or visiting the Funds’ website at www.intrepidcapitalfunds.com.  To obtain other information about the Funds or for shareholder inquiries, call 1-866-996-FUND.

Prospective investors and shareholders who have questions about the Funds may also call the above number or write to the following address:

Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

The general public can review and copy information about the Funds (including the SAI) at the SEC Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.)  Reports and other information about the Funds is also available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

Investment Company Act File No. 811-21625
Table of Contents - Prospectus

STATEMENT OF ADDITIONAL INFORMATION
Dated January 31, 2017

Intrepid Capital Fund
Institutional Class (Ticker: ICMVX)
Investor Class (Ticker:  ICMBX)

Intrepid Endurance Fund
Institutional Class (Ticker: ICMZX)
Investor Class (Ticker: ICMAX)

Intrepid Income Fund
Institutional Class (Ticker:  ICMUX)
Investor Class (Not Available for Sale)

Intrepid Disciplined Value Fund
Institutional Class (Not Available for Sale)
Investor Class (Ticker: ICMCX)

Intrepid International Fund
Institutional Class (Not Available for Sale)
Investor Class (Ticker: ICMIX)

Intrepid Select Fund
Institutional Class (Not Available for Sale)
Investor Class (Ticker: ICMTX)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
Toll free 1-866-996-FUND

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated January 31, 2017 of Intrepid Capital Management Funds Trust (the “Trust”).  This SAI is incorporated by reference into the Trust’s Prospectus.  A copy of the Prospectus may be obtained without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed below or by visiting the Funds’ website at www.intrepidcapitalfunds.com.

The following audited financial statements for the Funds are incorporated by reference from the Annual Report dated September 30, 2016 of the Trust (File No. 811-21625) as filed with the Securities and Exchange Commission (“SEC”) on Form N-CSR on December 1, 2016.

Schedule of Investments Statement of Assets and Liabilities Statement of Operations Statement of Changes in Net Assets Financial Highlights Notes to Financial Statements

Copies of the Annual Report may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed below or by visiting the Funds’ website at www.intrepidcapitalfunds.com.
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(866) 996 FUND

Table of Contents - SAI
i

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus each dated January 31, 2017 and, if given or made, such information or representations may not be relied upon as having been authorized by Intrepid Capital Management Funds Trust.

This SAI does not constitute an offer to sell securities.
Table of Contents - SAI
ii

FUND HISTORY AND CLASSIFICATION

The Trust, a Delaware statutory trust organized on August 27, 2004, is a diversified open‑end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently has six portfolios:  the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund (each a “Fund” and collectively, the “Funds”).  Prior to June 26, 2015, the Intrepid Endurance Fund was known as the Intrepid Small Cap Fund.  Prior to April 1, 2013 the Intrepid Disciplined Value Fund was known as the Intrepid All Cap Fund.  The shares in any portfolio may be offered in separate classes.  The Board of Trustees  (the "Board") has established two classes of shares with respect to each of the Funds – Institutional Class and Investor Class (the Institutional Class of the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund and the Investor Class of the Intrepid Income Fund are not currently available for sale).  This SAI provides information about all of the Funds.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions which are matters of fundamental policy.  Each Fund’s investment restrictions cannot be changed without approval of the holders of the lesser of (i) 67% of such Fund’s shares present or represented at a shareholder’s meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of such Fund.

1.
The Funds may not purchase securities of any issuer if the purchase would cause more than five percent of the value of a Fund’s total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than ten percent of the outstanding voting securities of any one issuer, except that up to 50% of each Fund’s total assets may be invested without regard to these limitations.

2.	Each Fund may sell securities short and write put and call options to the extent permitted by the 1940 Act.

3.
The Funds may not purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions), except that each Fund may (i) borrow money to the extent permitted by the 1940 Act, as provided in Investment Restriction No. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

4.	Each Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act.

5.	Each Fund may pledge, hypothecate or otherwise encumber any of its assets to secure its borrowings.

6.
The Funds may not act as an underwriter or distributor of securities other than of its shares, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

7.
The Funds may not make loans, including loans of securities, except each Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and each Fund may enter into repurchase agreements.

8.	The Funds may not invest 25% or more of its total assets (as of the time of purchase) in securities of non-governmental issuers whose principal business activities are in the same industry.

9.	The Funds may not make investments for the purpose of exercising control or acquiring management of any company.

10.	The Funds may not invest in real estate or real estate mortgage loans or make any investments in real estate limited partnerships.

11.	The Funds may not purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts, options on futures contracts and other similar instruments.
Table of Contents - SAI
1

The Funds have adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Board without shareholder approval.  These additional restrictions are as follows:

1.
The Funds will not acquire or retain any security issued by a company, an officer or trustee of which is an officer or trustee of the Trust or an officer, trustee or other affiliated person of the Funds’ investment adviser.

2.	The Funds will not invest more than 15% of the value of its net assets in illiquid securities.

3.
The Funds will not purchase the securities of other investment companies, except: (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of a Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission.  No purchases described in (b) and (c) will be made if as a result of such purchases (i) a Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of a Fund’s net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of a Fund’s net assets would be invested in shares of registered investment companies.

The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made, except for those percentage restrictions relating to investments in illiquid securities and bank borrowings.  If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund’s fundamental restrictions will be deemed to have occurred.  Any changes in a Fund’s investment restrictions made by the Board will be communicated to shareholders prior to their implementation.

The Intrepid International Fund and the Intrepid Select Fund are non-diversified (meaning that compared to diversified mutual funds, each Fund may invest a greater percentage of its assets in a particular issuer).  A non-diversified fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, a non-diversified fund may be more sensitive to economic, business and political changes, because of the larger impact of fluctuation in the values of securities of fewer issuers.

INVESTMENT CONSIDERATIONS

The Funds’ Prospectus describes their principal investment strategies and risks.  This section expands upon that discussion and also describes non-principal investment strategies and risks.

Equity Securities

Each Fund may invest in equity securities, such as common stocks, which represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.  Some preferred stocks may be convertible into common stock.

Equity securities generally have greater price volatility than fixed-income securities.  The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.  The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market (“illiquid securities”).  The 15% limitation includes certain securities whose disposition would be subject to legal restrictions (“restricted securities”).  However, certain restricted securities that may be resold pursuant to Regulation S or Rule 144A under the Securities Act may be considered liquid.  Regulation S permits the sale abroad of securities that are not registered for sale in the United States.  Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act.  Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests.  However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by a Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices.
Table of Contents - SAI
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The Board has delegated to Intrepid Capital Management, Inc. (the “Adviser”) the day‑to‑day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations.  Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as: (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date.  If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to sell.  Illiquid restricted securities will be priced at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board.

Borrowing

Each Fund may borrow money for investment purposes, although none has any present intention of doing so. Borrowing for investment purposes is known as leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity.  When a Fund leverages its investments, the net asset value (“NAV”) per share will increase more when the Fund’s portfolio assets increase in value and decrease more when the portfolio assets decrease in value because substantially all of its assets fluctuate in value and the interest obligations on the borrowings are generally fixed.  Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  As required by the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage within three business days.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sales.

In addition to borrowing for investment purposes, each Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes.  For example, a Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous.  To the extent such borrowings do not exceed 5% of the value of a Fund’s total assets at the time of borrowing and are promptly repaid, they will not be subject to the foregoing 300% asset coverage requirement.

Warrants and Convertible Securities

Each Fund may purchase rights and warrants to purchase equity securities.  Rights and warrants are options to purchase equity securities at a specific price valid for a specific period of time.  Investments in rights and warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  They do not represent ownership of securities, rather the right to buy them.  Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities.  Rights and warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration.  They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

Each Fund may also invest in convertible securities.  Convertible securities are debt securities or preferred stocks of corporations that are convertible into or exchangeable for common stocks.  The Adviser will select only those convertible securities for which it believes (i) the underlying common stock is a suitable investment for a Fund; and (ii) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation.  (For the Intrepid Income Fund, the Adviser will consider only the potential for total return.)  Most of a Fund’s investment in convertible debt securities will be rated less than investment grade.  Debt securities rated less than investment grade are commonly referred to as “junk bonds.”  For additional information regarding convertible securities, please see “High Yield Securities” below.
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High Yield Securities

Each Fund may invest in corporate debt securities, including bonds and debentures (which are long-term) and notes (which may be short or long-term), preferred securities and convertible securities may be rated investment grade by Standard & Poor’s® (“S&P®”) or Moody’s Investors Service©, Inc. (“Moody’s”).  Securities rated BBB by S&P® or Baa by Moody’s, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions.

Each Fund may also invest in securities that are rated below investment grade, commonly referred to as junk bonds or high yield securities.  Investments in high yield securities, while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal.  Market prices of high yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities.  Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

The Intrepid Capital Fund and the Intrepid Income Fund normally will not purchase high yield securities that are rated lower than “CCC” by S&P® or “Caa” by Moody’s, and will not continue to hold high yield securities downgraded lower than “C” by S&P® or Moody’s.  Notwithstanding the foregoing, the Intrepid Income Fund may purchase or hold high yield securities in default if it believes the default will be cured and the Intrepid Capital Fund may purchase or hold high yield securities in default if it believes the default will be cured or in situations where the Intrepid Capital Fund believes it is more appropriate to evaluate the security as if it were an equity investment.

The high yield market at times is subject to substantial volatility.  An economic downturn or negative corporate developments may have a more significant effect on high yield securities and their markets than higher-rated investments, as well as on the ability of securities’ issuers to repay principal and interest.  Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders.  During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a high yield security owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and a Fund’s NAV.  Yields on high yield securities will fluctuate over time.  Furthermore, in the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Certain securities held by a Fund, including high yield securities, may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for the investor.  Conversely, a high yield security’s value may decrease in a rising interest rate market, as will the value of a Fund’s net assets.

In response to adverse publicity or investor perceptions, the secondary market for high yield securities may at times become less liquid making it more difficult for a Fund to accurately value or dispose of high yield securities.  To the extent a Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuing such securities because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero-coupon or pay-in-kind securities.  A Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Further, each Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law.  Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.
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Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so a Fund can meet redemption requests.  To the extent that a Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds.  A Fund may retain a portfolio security whose rating has been changed.

Money Market Instruments

Each Fund may invest in cash and money market securities in order to take a temporary defensive position or have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  The money market securities in which the Funds invest include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

Each Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A‑1 or A‑2 by S&P® or Prime‑1 or Prime‑2 by Moody’s.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

Repurchase Agreements

Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period.  While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.  The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities.  The Adviser will monitor the creditworthiness of each of the firms that is a party to a repurchase agreement with a Fund.  In the event of a default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay.  However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price a Fund would suffer a loss.  A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.  Repurchase agreements usually are for short periods of time, such as one week or less, but may be longer.  It is the current policy of the Funds to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

Depository Receipts

Each Fund may invest in, or obtain exposure to, the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers or other foreign securities.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.  European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement.  Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.  GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

A depository may establish an unsponsored facility without the participation by or consent of the issuer of the deposited securities, although a letter of non-objection from the issuer is often requested.  Holders of unsponsored Depositary Receipts generally bear all the costs of such facility, which can include deposit and withdrawal fees, currency conversion fees and other service fees.  The depository of an unsponsored facility may be under no duty to distribute shareholder communications from the issuer or to pass through voting rights.  Issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts.  Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the Depositary Receipt holder.  This agreement also allocates fees among the parties.  Most sponsored agreements also provide that the depository will distribute shareholder notices, voting instruments and other communications. Each Fund may invest in sponsored and unsponsored Depositary Receipts.
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Foreign Securities

Each Fund may invest in securities issued by foreign companies.  The Adviser considers foreign companies to be companies domiciled or headquartered outside of the U.S., or whose primary business activities or principal trading markets are located outside of the U.S.  Each Fund, other than the Intrepid International Fund, will limit its investments in such securities to 25% of its net assets.

Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers.  Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the Adviser, to offer the potential for better long term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.  Investing in the securities of foreign issuers also involves, however, certain special risks set forth below, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers.

The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States.  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s income without providing a tax credit for the Fund’s shareholders.  Although each Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which would affect investments in those nations.

Emerging Market Securities

The Intrepid International Fund may invest in securities and instruments that are economically tied to developing (or “emerging market”) countries.  The Adviser generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country.  With respect to derivative instruments, the Adviser generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries.  The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, the Intrepid International Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth.  Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe.  The Adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Intrepid International Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause the Intrepid International Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.  Such a delay could result in possible liability to a purchaser of the security.
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Foreign investment risk may be particularly high to the extent that the Intrepid International Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Registered Investment Companies

Each Fund may invest up to 15% of its net assets in shares of registered investment companies, including other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments).  If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.

Any investment in a registered investment company involves investment risk.  Additionally, an investor could invest directly in the registered investment companies in which the Funds invest.  By investing indirectly through a Fund, an investor bears not only his or her proportionate share of the expenses of the Fund (including operating costs and investment advisory fees) but also indirect similar expenses of the registered investment companies in which the Fund invests.  An investor may also indirectly bear expenses paid by registered investment companies in which a Fund invests related to the distribution of such registered investment company’s shares.

Under certain circumstances an open-end investment company in which a Fund invests may determine to make payment of a redemption by the Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash.  As a result, the Fund may hold such securities until the Adviser determines it appropriate to dispose of them.  Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisers to the registered investment companies in which the Funds invest are made independently of the Funds and the Adviser.  At any particular time, one registered investment company in which a Fund invests may be purchasing shares of an issuer whose shares are being sold by another registered investment company in which the Fund invests.  As a result, the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

Temporary Investments

Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions.  This means a Fund will invest some or all of its assets in money market instruments such as U.S. Treasury Bills, commercial paper or repurchase agreements (cash).  A Fund may maintain a temporary defensive position for prolonged periods, until such time as it can find securities that meet its investment criteria.  As a result, a Fund will not be able to achieve its investment objective of long-term capital appreciation or capital appreciation to the extent it invests in cash.  When each Fund is not taking a temporary defensive position, it will still hold some cash and money market instruments so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.

Each Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time.  The Adviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances.  The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of the Fund’s net assets.  To the extent a Fund holds assets in cash (or cash equivalents) and otherwise uninvested, the ability of the Fund to meet its objective may be limited.

Foreign Currency Transactions

Although the Funds value their assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis.  A Fund’s foreign currencies generally will be held as “foreign currency call accounts” at foreign branches of foreign or domestic banks.  These accounts bear interest at negotiated rates and are payable upon relatively short demand periods.  If a bank at which a Fund maintains such an account becomes insolvent, the Fund could suffer a loss of some or all of the amounts deposited.  A Fund may convert foreign currency to U.S. dollars from time to time.  Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a “spread,” which is the difference between the prices at which the dealers are buying and selling foreign currencies.  A Fund may hedge its foreign currency exposure under normal market conditions.
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The Funds may enter into forward currency contracts.  As required under the 1940 Act, when a Fund enters into forward contracts or currency futures, the Adviser will earmark or cause the Fund’s custodian to designate on the Fund’s records or the Fund’s custodian’s records cash or liquid portfolio securities equal to the Fund’s daily net liability, with regard to cash-settled contracts, and equal to the full notional value of the contract, with regard to contracts that are not cash settled.  (Any such assets and securities earmarked or designated as segregated on a Fund’s records, or by the custodian on its records, are referred to in this SAI as “Segregated Assets.”)  Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Certain transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Adviser believes will have a positive correlation to the values of the currency being hedged.  In addition, each Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if a Fund owns securities denominated in a foreign currency and the Adviser believes that currency will decline relative to another currency, the Fund might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedges.”  Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts or currency futures contracts varies with factors such as the interest rate environments in the relevant countries, the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.  When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written.  Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counterparty.  Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price.  In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract.

Futures Contracts and Index Futures Contracts

A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract.  No physical delivery of the securities comprising the index is made.  Generally, these futures contracts are closed out prior to the expiration date of the contracts.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond.  Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract.  A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note.  Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered.  Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.
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There are certain investment risks associated with futures transactions.  These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions.  The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.  The Fund may use various futures contracts that are relatively new instruments without a significant trading history.  As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.  The Fund’s activities in the futures markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s returns.

The Funds will only invest in futures contracts after complying with the requirements of the Commodity Futures Trading Commission (“CFTC”).  Pursuant to CFTC Rule 4.5, the Trust has filed a notice of exemption from registration as a commodity pool operator in respect of each Fund.  To rely on the exemption, a Fund’s commodities transactions must be made solely for bona fide hedging purposes as defined by the CFTC.  In addition, the Fund may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”).  Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of the Fund’s NAV.  Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bona fide hedging purposes may not exceed 100% of the Fund’s NAV.

Use of Segregated and Other Special Accounts

Use of derivatives, like futures and options, will require, among other things, that a Fund segregate cash, liquid securities or other assets with its custodian, or a designated sub-custodian, to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security.  In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian.  The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.  A call option on securities written by a Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised.  A call option written by a Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis.  A put option on securities written by a Fund will require the Fund to segregate liquid securities equal to the exercise price.

Over-the-counter (“OTC”) options entered into by a Fund, including those on securities or indexes, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund may not be required to do so.  As a result, when a Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options.  OTC-issued and exchange-listed options sold by a Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option.  OTC opti o ns settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.  If a Fund enters into OTC options transactions, it will be subject to counterparty risk.

In the case of a futures contract or an option on a futures contract, a Fund must deposit initial margin and, in some instances, daily variation margin, typically with third parties such as a clearing organization, in addition to segregating assets with its custodian sufficient to meet its obligations to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract.  These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies.  A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions.  A Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund .  Moreover, instead of segregating assets if a Fund holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held.  Other hedging transactions may also be offset in combinations.  If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.
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Exchange-Traded Funds

Each share of an Exchange-Traded Fund (“ETF”) represents an undivided ownership interest in the portfolio of securities held by that ETF.  An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities.  Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day.

Traditional ETFs attempt to achieve the same investment return as that of a particular market index.  To mirror the performance of a market index, an ETF invests either in all of the securities in a particular index in the same proportion that is represented in the index itself or in a representative sample of securities in a particular index in a proportion meant to track the performance of the entire index.  Such ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index.  Because such ETFs have operating expenses and transaction costs, while a market index does not, they typically will be unable to match the performance of the index exactly.  Alternatively, some ETFs use active investment strategies instead of tracking broad market indices and, as a result, may incur greater operating expenses and transactions costs than traditional ETFs.  Investments in ETFs are investments in other investment companies.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all.  Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.”  Creation units are issued to anyone who deposits a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends on the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day.  ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

Because ETF shares are created from the securities of an underlying portfolio and can be redeemed into the securities of an underlying portfolio on any day, arbitrage traders may move to profit from any discrepancies between the market price of the ETF’s shares in the secondary market and the NAV per share of the ETF’s portfolio, which helps to close the price gap between the two.  Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its NAV.

The Funds intend to be long-term investors in ETFs and do not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities.  However, a Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in a Fund’s best interest to do so.  A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of its total outstanding securities during any period of less than 30 days.

The Funds will invest in ETF shares only if the ETF is registered as an investment company under the 1940 Act.  If an ETF in which a Fund invests ceases to be a registered investment company, the Fund will dispose of the securities of the ETF.  Furthermore, in connection with its investment in ETF shares, a Fund will incur various costs.  A Fund may also realize capital gains or losses when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs.  In addition, the Funds are subject to other fees as an investor in ETFs.  Generally, those fees include, but are not limited to, trustees’ fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the NAV of ETFs and therefore the shares representing a beneficial interest therein.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF.  Also, because certain ETFs in which the Funds may invest are each granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Adviser believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.
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Cybersecurity Considerations

         With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the Funds are susceptible to operational, information security and related risks.  In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause a Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity.  Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service a Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Funds’ websites (i.e., efforts to make network services unavailable to intended users).  In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.

Cybersecurity incidents affecting the Adviser, other service providers to the Funds or their shareholders (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Funds and their shareholders, interference with the Funds’ ability to calculate their net asset value, impediments to trading, the inability of Fund shareholders to transact business and the Funds to process transactions (including fulfillment of fund share purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs.  Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers ) and other parties.

PORTFOLIO TURNOVER

None of the Funds actively trade for short-term profits, but when the circumstances warrant, securities may be sold without regard to the length of time held.  The annual portfolio turnover rate indicates changes in a Fund’s portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year.  High portfolio turnover in any year (100% or higher) will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

DISCLOSURE OF PORTFOLIO HOLDINGS

Fund Service Providers – Fund Administrator, Independent Registered Public Accounting Firm and Custodian

The Funds have entered into arrangements with certain third party service providers (fund administrator, independent registered public accounting firm and custodian) for services that require these groups to have access to each Fund’s portfolio on a daily basis.  For example, the Funds’ administrator is responsible for maintaining the accounting records of each Fund, which includes maintaining a current portfolio of each Fund.  The Funds also undergo an annual audit that requires the Funds’ independent registered public accounting firm to review each Fund’s portfolio.  In addition to the Funds’ administrator, the Funds’ custodian also maintains an up-to-date list of each Fund’s holdings.  Each of these parties is contractually and/or ethically prohibited from sharing a Fund’s portfolios unless specifically authorized by the Funds.
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Rating and Ranking Organizations

The Funds may provide their portfolio holdings to the following rating and ranking organizations:

Morningstar®, Inc.
Lipper
Standard & Poor’s® Ratings Group
Bloomberg™, L.P.
Thomson™ Financial Research
Value Line, Inc.
Vickers Stock Research

The Funds’ management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information.  The Funds may not pay these organizations or receive any compensation from them for providing this information.

The Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not prior to ten business days following the end of the period.

Other Disclosure

Each Fund publishes its top ten holdings at the end of each calendar quarter on its website at www.intrepidcapitalfunds.com.  This information is updated approximately 15 to 30 business days following the end of each fiscal quarter.  It is available to anyone that visits the website.

The Adviser may manage other accounts such as separate accounts, private accounts, unregistered products, and portfolios sponsored by companies other than the Adviser.  These other accounts may be managed in a similar fashion to certain of the Funds and thus may have similar portfolio holdings.  Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds’ portfolio holdings disclosure policies.  Additionally, clients of such accounts have access to their portfolio holdings and are generally not subject to the Funds’ portfolio holdings disclosure policies.

Oversight

The officers of the Trust are responsible for decisions authorizing the disclosure of portfolio holdings.  The Trust’s Chief Compliance Officer addresses issues relating to the disclosure of portfolio holdings, if any, in its annual report to the Board.

TRUSTEES AND OFFICERS OF THE TRUST

Board Leadership Structure

As a Delaware statutory trust, the business and affairs of the Trust are managed by its officers under the direction of its Board.  The Board is responsible for the overall management of the Trust.  This includes the general supervision and review of each Fund’s investment policies and activities.  The Board approves all significant agreements between the Trust and those parties furnishing services to it, which include agreements with the Adviser, Administrator, Custodian and Transfer Agent.  The Board appoints officers who conduct and administer each Fund’s day-to-day operations.  The Trust has an audit committee consisting solely of the three independent trustees.  The audit committee plays a significant role in risk oversight as it meets annually with the auditors of the Funds and periodically with the Funds’ Chief Compliance Officer.  The Trust does not have a Chairman of the Board.  As President of the Trust, Mr. Mark Travis is the presiding officer at all meetings of the Board.  The Trust does not have a lead independent trustee.  The Trust has determined that its leadership structure is appropriate in light of, among other factors, the asset size and nature of the Funds, the arrangements for the conduct of the Funds’ operations, the number of trustees, and the Board’s responsibilities.
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Trustees’ and Officers’ Information

Certain important information regarding each of the trustees and officers of the Trust (including their principal occupations for at least the last five years) is set forth on the following pages.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee(1)
Mark F. Travis c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1961	Trustee, President and Chief Compliance Officer	Indefinite Term; Since November 2004	President, Intrepid Capital Management, Inc. (1995-present); Chief Executive Officer, Intrepid Capital Management, Inc. (2003-present).	Six	None

(1)
“Interested” trustees are trustees who are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.  Mr. Travis is an interested trustee because of his ownership in the Adviser and because he is an officer of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees(1)
Roy F. Clarke c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1940	Trustee	Indefinite Term; Since November 2004	Retired dentist and private investor (2001-present).	Six	None
Peter R. Osterman, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1948	Trustee	Indefinite Term; Since November 2004	Senior Vice President and Chief Financial Officer, HosePower U.S.A. (hydraulic and industrial hose company) (2010‑present).	Six	None

Ed Vandergriff, CPA c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1949	Trustee	Indefinite Term; Since November 2004	President, Development Catalysts (a real estate finance and development company) (2000-present).	Six	None

(1)	“Independent” trustees are trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.

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Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Officer
Donald C. White c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1960	Treasurer and Secretary	Indefinite Term; Since November 2004	Chief Financial Officer, Intrepid Capital Management Inc. (2003-present).	N/A	N/A

Trustees’ Qualifications and Experience

The Board believes that each of the trustees has the qualifications, experience, attributes and skills appropriate to their continued service as trustees of the Trust in light of the Trust’s business and structure.  The trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the trustees have the appropriate attributes and experience to continue to serve effectively as trustees of the Trust.

Mark F. Travis has been a trustee and a portfolio manager of the Funds since the inception of the fund family.  Mr. Travis has broad experience and skill as a portfolio manager, as well as familiarity with the investment strategies utilized by the Adviser.

Roy F. Clarke, a retired dentist and private investor, has served as a trustee of the Trust since 2004.  Through his experience as a trustee and as a private investor, Dr. Clarke is experienced with financial, accounting, regulatory and investment matters.

Peter R. Osterman, Jr., has served as a trustee of the Trust since 2004.  Besides his service as a trustee, Mr. Osterman has extensive experience as a chief financial officer, which has provided him with a thorough knowledge of financial products and financial statements.

Ed Vandergriff, CPA, has served as a trustee of the Trust since 2004.  Besides his service as a trustee, Mr. Vandergriff’s experience as an employer and president of a real estate finance and development company has honed his understanding of financial statements and the complex issues that confront businesses.

Board Oversight of Risk

Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Funds and service providers, the Board performs a risk oversight function for the Funds.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers.

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The Trust has an Audit Committee, which plays a significant role in the risk oversight of the Funds as it generally meets semi-annually with the independent registered public accounting firm of the Funds.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals.  As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Trustees Ownership of S hares as of December 31, 2016

The following table shows the amount of shares in the Funds owned by the Trustees as of the calendar year ended December 31, 2016 using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and Over $100,000.

Dollar Range of Shares Owned:	Interested Trustee:	Independent Trustees:
	Mark F. Travis	Roy F. Clarke	Peter R. Osterman, Jr.	Ed Vandergriff, Jr.
Intrepid Capital Fund	Over $100,000	$10,001-$50,000	None	Over $100,000
Intrepid Endurance Fund	Over $100,000	$10,001-$50,000	$50,001-$100,000	$1-$10,000
Intrepid Income Fund	Over $100,000	$1-$10,000	None	None
Intrepid Disciplined Value Fund	Over $100,000	$1-$10,000	None	None
Intrepid International Fund	Over $100,000	$10,001-$50,000	None	None
Intrepid Select Fund	$50,001-$100,000	None	None	None
Aggregate Dollar Range of Equity Securities in the Intrepid Capital Management Funds Trust	Over $100,000	Over $100,000	$50,001-$100,000	Over $100,000

Compensation

The Trust’s standard method of compensating non-interested Trustees is to pay each such Trustee an annual retainer of $16,000 (which is then invested in shares of the Funds as designated by each Trustee) and a fee of $1,000 for each meeting of the Board attended.  The non-interested Trustees also receive a fee of $1,250 for each Audit Committee meeting attended.  The Trust also reimburses such Trustees for their reasonable travel expenses incurred in attending meetings of the Board.  The Trust does not provide pension or retirement benefits to its Trustees and officers.  The aggregate compensation paid by the Trust to each Trustee during the Trust’s fiscal period ending September 30, 2016 is set forth below:

Name of Person, Position	Aggregate Compensation from Trust*	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees
Independent Trustees
Roy F. Clarke	$22,500	$0	$0	$22,500
Peter R. Osterman, Jr.	$22,500	$0	$0	$22,500
Ed Vandergriff, CPA	$17,250	$0	$0	$17,250

Interested Trustee
Mark F. Travis	$0	$0	$0	$0

*Trustee fees and expenses are allocated among the Funds in the Trust.

Committees

The Board has created an Audit Committee, whose members are Messrs. Clarke, Osterman and Vandergriff.  The primary functions of the Audit Committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Trust’s internal controls and to review certain other matters relating to the Trust’s independent registered public accounting firm and financial records.  See below for additional information on the duties and responsibilities of the Audit Committee. The Trust’s Board of Trustees has no other committees.  The Audit Committee met two times during the Trust’s fiscal year ending September 30, 2016.

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In overseeing the independent registered public accounting firm (the “Auditor”), the Audit Committee: (1) reviews the Auditor’s independence from the Funds and management, and from the Adviser; (2) reviews periodically the level of fees approved for payment to the Auditor and the pre-approved non-audit services it has provided to the Funds to ensure their compatibility with the Auditor’s independence; (3) reviews the Auditor’s performance, qualifications and quality control procedures; (4) reviews the scope of and overall plans for the annual audit; (5) reviews the Auditor’s performance, qualifications and quality control procedures; (6) consults with management and the Auditors with respect to the Funds’ processes for risk assessment and risk management; (7) reviews with management the scope and effectiveness of the Funds’ disclosure controls and procedures, including for purposes of evaluating the accuracy and fair presentation of the company’s financial statements in connection with certifications made by the President and Treasurer; and (8) reviews significant legal developments and the Funds’ processes for monitoring compliance with law and compliance policies.

In determining each year whether to reappoint the Auditors as the Funds’ independent registered public accounting firm, the Audit Committee takes into consideration a number of factors, including the following: (1) the length of time the Auditor has been engaged by the Funds as the independent registered public accounting firm; (2) the Auditor’s historical and recent performance on the audit; (3) an assessment of the professional qualifications and past performance of the lead audit partner and the Auditor; (4) the quality of the Audit Committee’s ongoing discussions with the Auditor; (5) an analysis of the Auditor’s known legal risks and significant proceedings; and (6) external data relating to audit quality and performance, including recent Public Company Accounting Oversight Board (PCAOB) reports on the Auditor and its peer firms.  Based on the Audit Committee’s evaluation, the Audit Committee then determines whether it believes that the Auditor is independent and that it is in the best interests of the Funds and their shareholders to retain the Auditor to serve as the independent registered public accounting firm.

Proxy Voting Policy

Each Fund votes proxies in accordance with the Adviser’s proxy voting policy.  The Adviser votes proxies in a manner that it believes is consistent with the economic best interests of each Fund. In accordance with its duty of care, the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

With respect to routine matters, the Adviser will tend to vote with management, although it reserves the right to vote otherwise.  Routine proposals are those that do not change the structure, bylaws or operations of the company.

The Adviser generally supports management with respect to social, environmental, or political proposals.

The Adviser generally votes against poison pills, green mail, super-majority voting provisions, golden parachute arrangements, staggered board arrangements and the creation of classes of stock with superior voting rights.  The Adviser generally votes in favor of maintaining preemptive rights for shareholders and cumulative voting rights.  Whether or not the Adviser votes in favor of or against a proposal to a merger, acquisition or spin-off depends on its evaluation of the impact of the transaction on the Fund.  The Adviser generally votes in favor of transactions paying what it believes to be a fair price in cash or liquid securities and against transactions which it believes do not.

In circumstances that the Adviser would vote against management’s recommendations, an explanation as to the reason for divergence from the recommendation would be documented and maintained by the Adviser.

There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund.  In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its pre-determined voting policy, but only after disclosing any such conflict to the Trust’s Board of Trustees prior to voting and affording the Board the opportunity to direct the Adviser in the voting of such securities.

Information on how the Funds voted proxies relating to its portfolio securities during the most recent twelve‑month period ending June 30 is available, without charge, at the Fund’s website at www.intrepidcapitalfunds.com or the website of the SEC at http://www.sec.gov.

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Code of Ethics

The Trust and the Adviser have adopted a code of ethics pursuant to Rule 17j‑1 under the 1940 Act.  Subject to certain conditions, the code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds.  The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Funds.

MANAGEMENT OWNERSHIP, PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.  Other than for the Intrepid International Fund, the Funds do not know of any person who owns beneficially or through controlled companies more than 25% of a Fund’s shares or who acknowledges the existence of control.  As of December 31, 2016, the following shareholders were considered to be principal shareholders of a Fund:

Intrepid Capital Fund – Investor Class

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	38.69%	Record	The Charles Schwab Corporation	DE
National Financial Services, LLC 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	18.30%	Record	N/A	N/A
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	6.72%	Record	N/A	N/A

Intrepid Capital Fund – Institutional Class

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	25.33%	Record	Pershing Group LLC	DE
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	24.47%	Record	N/A	N/A
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East, Floor 97HC3 Jacksonville, FL 32246-6484	20.00%	Record	N/A	N/A

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Intrepid Endurance Fund – Investor Class

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	43.74%	Record	The Charles Schwab Corporation	DE
National Financial Services, LLC 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	34.89%	Record	Fidelity Global Brokerage Group, Inc.	DE

Intrepid Endurance Fund – Institutional Class

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	67.07%	Record	The Charles Schwab Corporation	DE
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East, Floor 97HC3 Jacksonville, FL 32246-6484	6.64%	Record	N/A	N/A
UBS Wealth Management USA 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	5.66%	Record	N/A	N/A

Intrepid Income Fund – Institutional Class*

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	70.69%	Record	The Charles Schwab Corporation	DE
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East, Floor 97HC3 Jacksonville, FL 32246-6484	5.34%	Record	N/A	N/A

*	The Investor Class shares of the Intrepid Income Fund are not currently available for sale.

Intrepid Disciplined Value Fund – Investor Class*

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	67.48%	Record	The Charles Schwab Corporation	DE

*	The Institutional Class shares of the Intrepid Disciplined Value Fund are not currently available for sale.

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Intrepid International Fund – Investor Class*

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	68.75%	Record	The Charles Schwab Corporation	DE
Benjamin O. Franklin, III and Pamela P. Franklin Joint Living Trust c/o Intrepid Capital Management, Inc. 1400 Marsh Landing Parkway, Suite 106 Jacksonville Beach, FL 32250-2492	5.96%	Beneficial	N/A	N/A

*	The Institutional Class shares of the Intrepid International Fund are not currently available for sale.

Intrepid Select Fund – Investor Class*

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services, LLC 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	62.53%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	16.59%	Record	N/A	N/A
Intrepid Capital Management, Inc. 1400 Marsh Landing Parkway, Suite 106 Jacksonville Beach, FL 32250-2492	7.92%	Beneficial	N/A	N/A
Strafe & Co. FBO Pergamon Enhanced Partners, L.P. P.O. Box 6924 Newark, DE 19714-6924	5.24%	Record	N/A	N/A

*	The Institutional Class shares of the Intrepid Select Fund are not currently available for sale.

As of December 31, 2016, the Trustees and Officers as a group owned less than 1% of the outstanding shares of each of the Intrepid Capital Fund, Intrepid Endurance Fund, Intrepid Income Fund, Intrepid Disciplined Value Fund and Intrepid Select Fund; the Trustees and Officers as a group owned approximately 2% of the outstanding shares of the Intrepid International Fund.

MANAGEMENT OF THE TRUST

Investment Adviser

The investment adviser to each Fund is Intrepid Capital Management, Inc., 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida, 32250.  The Adviser is a wholly-owned subsidiary of Intrepid Capital Corporation.

Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (collectively, the “Advisory Agreements”), the Adviser furnishes continuous investment advisory services to the Funds.  The Adviser supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Trustees of the Trust may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund.  Under the Advisory Agreements, the Adviser, at its own expense and without separate reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds and maintaining their organization; bears all sales and promotional expenses of the Funds, other than distribution expenses paid by the Funds pursuant to the Funds’ Service and Distribution Plan, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and trustees of the Trust (except the fees paid to trustees who are not officers of the Trust).  For the foregoing, (i) the Intrepid Capital Fund and the Disciplined Value Fund pay the Adviser a monthly fee based on each of the Fund’s average daily net assets at the annual rate of 1.00% on the first $500 million of each of the Fund’s average daily net assets and 0.80% of each of the Fund’s average daily net assets in excess of $500 million; (ii) the Intrepid Endurance Fund, the Intrepid International Fund and the Intrepid Select Fund pay the Adviser a monthly fee at the annual rate of 1.00% of each Fund’s average daily net assets; and (iii) the Intrepid Income Fund  pays the Adviser a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets.

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The Funds pay all of their expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing the registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering their shares with the SEC and in various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions.  The Trust also pays the fees of trustees who are not officers of the Trust, auditing and accounting services, fees and expenses of any custodian having custody of assets of the Funds, expenses of calculating NAVs and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

Pursuant to the Advisory Agreements, the Adviser has undertaken to reimburse each Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00% (currently no state imposes such restrictions).

In addition, under separate agreements, the Adviser has contractually agreed to reduce its fees and/or reimburse the Funds to the extent necessary to ensure that net annual operating expenses (excluding acquired fund fees and expenses and for the Intrepid Capital Fund and the Intrepid Endurance Fund, excluding Rule 12b-1 fees) do not exceed a stated maximum percentage (“cap”) for the period ending on January 31, 2018 for the Funds.  Under these agreements, the Adviser may recapture waived fees and expenses it pays for a three-year period under specified conditions (in no event may a Fund’s expenses exceed the expense limitation).  As of the date of this SAI, the expense cap for each Fund is as follows:

Fund	Expense Cap
Intrepid Capital Fund
Investor Class	1.15%
Institutional Class	1.15%
Intrepid Endurance Fund
Investor Class	1.15%
Institutional Class	1.15%
Intrepid Income Fund
Investor Class*	1.15%
Institutional Class	0.90%
Intrepid Disciplined Value Fund
Investor Class	1.30%
Institutional Class*	1.05%
Intrepid International Fund
Investor Class	1.40%
Institutional Class*	1.15%
Intrepid Select Fund
Investor Class	1.40%
Institutional Class*	1.15%
*	Not currently available for sale.

Each Fund monitors its expense ratio on a monthly basis.  If the accrued amount of the expenses of a Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess.  In such a situation, the monthly payment of the Adviser’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser’s fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.

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The Advisory Agreements will remain in effect as long as their continuance is specifically approved at least annually (i) by the Board of Trustees of the Trust or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the applicable Fund; and (ii) by the vote of a majority of the trustees of the Trust who are not parties to the Advisory Agreements or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.  Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the majority of the applicable Fund’s shareholders on a 60 day written notice to the Adviser, and by the Adviser on the same notice to the Trust, and that it shall be automatically terminated if it is assigned.

Each Advisory Agreement provides that the Adviser shall not be liable to the Trust or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  Each Advisory Agreement also provides that the Adviser and its officers, trustees and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

The table below shows the amount of advisory fees paid by each of the Funds and the amount of fees waived and/or reimbursed by the Adviser for the fiscal periods shown.

	Advisory Fees Incurred	Waived Fees and/or Expenses Reimbursed by Adviser	Recouped Fees and Expenses to Advisor	Net Advisory Fees Paid to the Adviser

Intrepid Capital Fund
Year Ended September 30, 2016	$3,148,190	$170,587	$0	$2,977,603
Year Ended September 30, 2015	$4,151,207	$67,817	$0	$4,083,390
Year Ended September 30, 2014	$4,470,023	$30,705	$0	$4,439,318

Intrepid Endurance Fund
Year Ended September 30, 2016	$2,626,129	$177,796	$8,836	$2,457,169
Year Ended September 30, 2015	$4,725,708	$115,800	$15,092	$4,625,000
Year Ended September 30, 2014	$6,973,878	$51,755	$22,340	$6,944,463

Intrepid Income Fund
Year Ended September 30, 2016	$590,616	$91,707	$0	$498,909
Year Ended September 30, 2015	$725,040	$62,100	$0	$662,940
Year Ended September 30, 2014	$800,774	$68,989	$11,192	$742,977

Intrepid Disciplined Value Fund
Year Ended September 30, 2016	$454,918	$18,064	$0	$436,854
Year Ended September 30, 2015	$476,567	$7,266	$2,973	$472,274
Year Ended September 30, 2014	$443,769	$105,983	$0	$337,786

Intrepid International Fund(1)
Year Ended September 30, 2016	$103,705	$114,349	$0	$0
Year Ended September 30, 2015	$37,154	$99,268	$0	$0

Intrepid Select Fund(2)
Year Ended September 30, 2016	$69,852	$112,983	$0	$0
Year Ended September 30, 2015	$1,683	$33,729	$0	$0

(1)	The Intrepid International Fund commenced operations on December 30, 2014.
(2)	The Intrepid Select Fund commenced operations on July 31, 2015.

Waived fees and/or reimbursed expenses subject to potential recovery by the Adviser by year of expiration are as follows:
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	Year of Expiration
	9/30/17	9/30/18	9/30/19
Intrepid Capital Fund	$30,705	$67,817	$170,587
Intrepid Endurance Fund	$51,755	$115,800	$177,796
Intrepid Income Fund	$68,989	$62,100	$91,707
Intrepid Disciplined Value Fund	$105,983	$7,266	$18,064
Intrepid International Fund	—	$99,268	$114,349
Intrepid Select Fund	—	$33,729	$112,983

Approval Advisory Agreement

On May 11, 2015, the Board of Trustees of Intrepid Capital Management Funds Trust (the “Trustees”) approved the adoption of the investment advisory agreement for the Intrepid Select Fund (the “Select Fund”) with the Adviser.  As part of the process of approving the adoption of the advisory agreement, the Trustees reviewed the fiduciary duties of the Trustees with respect to approving the advisory agreement and the relevant factors for the Trustees to consider, and the members of the Board of Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Select Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Adviser sent detailed information to the Trustees to assist them in their evaluation of the investment advisory agreement.  This information included, but was not limited to, a memorandum from Select Fund counsel that summarized the legal standards applicable to the Trustees’ consideration of the advisory agreement; comparative information relating to the Select Fund’s proposed management fee and other estimated expenses of the Select Fund; information on the Adviser’s profitability; information about brokerage commissions; information about the Select Fund’s compliance program; and other information the Trustees believed was useful in evaluating the approval of advisory agreement.

All of the factors discussed by the Trustees were considered as a whole, and were considered separately by the Independent Trustees, meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the adoption of the investment advisory agreement.

Prior to approving the adoption of the investment advisory agreement, the Trustees and the Independent Trustees in executive session considered, among other items:

· The nature and quality of the investment advisory services provided by the Adviser to the other Funds.
· A comparison of the estimated fees and expenses of the Select Fund to other similar funds.
· A comparison of the proposed fee to the fee structures of other accounts managed by the Adviser.
· Whether economies of scale are expected to be recognized by the Select Fund.
· The estimated costs and profitability of the Select Fund to the Adviser.
· The performance of the other Funds managed by the Adviser.
· The other benefits to the Adviser from serving as investment adviser to the Select Fund (in addition to the advisory fee).

The material considerations and determinations of the Board of Trustees, including all of the Independent Trustees, are as follows:

Nature and Quality of Investment Advisory Services

The Trustees noted that the Adviser will supervise the investment portfolios of the Select Fund, directing the day-to-day management of the Select Fund’s portfolio, including the purchase and sale of investment securities.  The Trustees discussed with management the nature of the investment process to be employed by the portfolio managers of the Select Fund, which is highly research intensive.  Management noted that in employing its strategy, the Adviser will conduct extensive research on target companies, including interviews with management, competitors, analysts and others, as it currently does with the other Funds.  The Trustees concluded that they believe the Adviser has provided quality services to the other Funds, and that they have confidence the Adviser will do the same for the Select Fund.

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The Trustees also considered the background and experience of the Adviser’s senior management and the expertise of the investment personnel of the Adviser.  They discussed staffing at the Adviser, and concluded that the Adviser is well staffed to conduct the research needed to meet the investment objective of the Select Fund.

In addition, the Trustees considered the quality of the material service providers to the Select Fund, who currently provide administrative and distribution services on behalf of the other Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser.  Based on this review, the Trustees believe that the Adviser has provided good oversight of the material service providers.

The Trustees also concluded that the nature and extent of the services to be provided by the Adviser to the Select Fund are appropriate to assure that the Select Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Trustees then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees, that will impact costs to the shareholders of the Select Fund.  Management reviewed with the Trustees a comparison of the Select Fund’s estimated expense ratios to other similar funds.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used by the Adviser to determine the comparable funds.  The Directors concluded that the Select Fund’s estimated fee structure is comparable to the other funds, and is reasonable.

Comparison of Fee Structures of Other Accounts

The Trustees then inquired of management regarding the distinction between the services performed by the Adviser for separate accounts or private investment companies and those to be performed by the Adviser for the Select Fund.  The Adviser noted that the management of the Select Fund will involve more comprehensive and substantive duties than the management of separate accounts or private investment companies.  Specifically, the Adviser noted the following:

· The Adviser provides tailored investment advisory services to the other Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders, and will do the same for the Select Fund.
· With regard to the Select Fund, the Adviser will attempt to serve the needs of thousands of accounts, ranging from direct accounts holding of a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.
· The Adviser maintains a robust shareholder communication effort for the other Funds to reach shareholders through direct contact, through intermediaries, or via the financial press, and will do the same for the Select Fund.
· The Adviser coordinates with the Funds’ Chief Compliance Officer and other service providers to insure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code

The Trustees concluded that the services to be performed by the Adviser for the Select Fund require a higher level of service and oversight than the services performed by the Adviser for separate accounts or private investment companies.  Based on this determination, the Trustees believe that the differential in advisory fees between the Select Fund and the separate accounts and private investment companies is reasonable, and concluded that the estimated fee rate to be charged to the Select Fund in comparison to those charged to the Adviser’s other clients is reasonable.

Performance

The Select Fund is newly organized and has no performance.  So, the Trustees reviewed the Adviser’s quality of investment management, management history and ability to successfully market the other Funds.  They noted that while the other Funds have underperformed in the short-term, it is their expectation that the Adviser’s discipline will lead to more favorable results in the long-term, as has been the case.  So, the Trustees have confidence that the Adviser will be able to manage the Select Fund in a manner that will be beneficial for shareholders in the long-term, as has been the case for the other Funds.

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Costs and Profitability

The Trustees considered the cost of services to be provided and the profits to be realized by the Adviser, by reviewing reports that compared the Select Fund’s proposed investment advisory fee to that of other comparable mutual funds.  The Trustees also considered the Select Fund’s estimated overall expense ratio compared to comparable funds, and noted the Adviser’s willingness to waive a portion of the advisory fee to keep the overall expenses of the Select Fund lower.  The Board concluded that the anticipated, overall expense ratio and investment advisory fee were fair and within the range of industry averages.
The Trustees discussed the Adviser’s estimated profitability, and the impact of the intermediary service fees on the estimated profitability.  The Trustees also considered the resources and revenues that the Adviser has put into managing and distributing the other Funds, which also be used to benefit the Select Fund, and concluded that the level of profitability expected to be realized by the Adviser from its provision of services to the Select Fund is reasonable.
Economies of Scale

The Trustees then discussed with management whether economies of scale are expected to be recognized by the Select Fund.  They noted that as Select Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale.  On the other hand, the Trustees noted that many of the Select Fund’s projected expense are subject to diseconomies of scale.  For example, the intermediary service fees generally increase as the Select Fund’s assets grow.  Given the projected size of the Select Fund and the projected reimbursements to be made by the Adviser, the Trustees determined that economies scale are not likely to be realized for several years, and that the proposed fee schedule is acceptable.

Fall-Out Benefits

The Trustees then considered other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee).  The Trustees noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Funds.  The Trustees determined such products and services have been used for legitimate purposes relating to the other Funds by providing assistance in the investment decision-making process, and they expect the same to be true for the Select Fund.  The Trustees concluded that the other benefits expected to be realized by the Adviser from its relationship with the Select Fund are reasonable.

Conclusion

After reviewing the materials provided at the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the other Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Trustees, including all of the Independent Trustees, approved the adoption of the investment advisory agreement.
Administrator

The administrator to the Trust is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”).  Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”) entered into between the Trust and the Administrator relating to the Funds, the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares each Fund’s financial statements and tax returns, prepares certain reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains each Fund’s financial and accounting records and generally assists in all aspects of each Fund’s operations.  The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement.  For providing the foregoing services, the Administrator receives an asset-based fee, with a minimum annual fee of $225,000 from the Funds, subject to certain conditions.  The Administration Agreement will remain in effect until terminated by either party.  The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees of the Trust upon the giving of a 90 day written notice to the Administrator, or by the Administrator upon the giving of a 90 day written notice to the Trust.

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Under the Administration Agreement, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

The table below shows the amount of fees paid by each Fund to the Administrator for the fiscal period shown.

	Year Ended September 30,
	2016	2015	2014
Intrepid Capital Fund	$229,138	$299,743	$322,890
Intrepid Endurance Fund	$188,992	$345,074	$493,219
Intrepid Income Fund	$57,786	$69,542	$77,224
Intrepid Disciplined Value Fund	$33,704	$34,602	$32,367
Intrepid International Fund(1)	$8,951	$2,211	N/A
Intrepid Select Fund(2)	$7,749	$179	N/A

(1)	The Intrepid International Fund commenced operations on December 30, 2014.
(2)	The Intrepid Select Fund commenced operations on July 31, 2015.

Custodian

U.S. Bank, N.A., (the “Custodian”) 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, an affiliate of U.S. Bancorp Fund Services, LLC and the Distributor, serves as custodian of the assets of the Fund pursuant to a Custody Agreement.  Under the Custody Agreement, the Custodian has agreed to (i) maintain a separate account in the name of each Fund; (ii) make receipts and disbursements of money on behalf of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and; (v) make periodic reports to each Fund concerning the Fund’s operations.

U.S. Bank, N.A. is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States.  The Trustees have delegated to U.S. Bank certain responsibilities for such assets, as permitted by Rule 17f-5.  U.S. Bank and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Funds.

Transfer Agent, Dividend Disbursing Agent and Fund Accountant

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Agreement.  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

In addition, the Trust has entered into a Fund Accounting Servicing Agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds.

Distributor

Quasar Distributors, LLC (the “Distributor”), an affiliate of USBFS and the Custodian, acts as distributor for the Funds under a Distribution Agreement.  Its principal business address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.  The Distributor sells each Fund’s shares on a best efforts basis.  Shares of the Funds are offered continuously.

For the fiscal year ended September 30, 2016, the Distributor received $98,604 as compensation from the Trust for distribution services for the Trust.

PORTFOLIO MANAGERS

The sole investment adviser to the Funds is Intrepid Capital Management, Inc.  The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of September 30, 2016.

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	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mark Travis	0	1	10	0	1	0
	$0	$41 million	$30 million	$0	$41 million	$0

Gregory Estes	0	0	1	0	0	0
	$0	$0	$1.5 million	$0	$0	$0

Jayme Wiggins	0	0	3	0	0	0
	$0	$0	$2 million	$0	$0	$0

Ben Franklin	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Jason Lazarus	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

The portfolio managers are responsible for managing other accounts.  The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account, the fact that one account has a performance-based investment advisory fee and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades among the Funds and other accounts).  The Adviser has developed policies and procedures reasonably designed to mitigate these conflicts.  In particular, the Adviser has adopted policies limiting the ability of portfolio managers to effect cross trades and policies to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to each portfolio manager as of September 30, 2016.

Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method)
Mark Travis	Salary	Intrepid Capital Management, Inc.
Mr. Travis’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus		Mr. Travis receives a bonus based on the profitability of the Adviser.
	Deferred Compensation		Mr. Travis receives deferred compensation based on a percentage of his annual salary.
Restricted Stock
Mr. Travis is eligible for grants of restricted stock, which typically vest over a 4-year period.  The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Advisor based on individual contributions.

Gregory Estes	Salary	Intrepid Capital Management, Inc.
Mr. Estes’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus		Mr. Estes receives a bonus based on his performance and the profitability of the Adviser.
Restricted Stock
Mr. Estes is eligible for grants of restricted stock, which typically vest over a 4-year period.  The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Advisor based on individual contributions.

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Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method)
Jayme Wiggins	Salary	Intrepid Capital Management, Inc.
Mr. Wiggins’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus		Mr. Wiggins receives a bonus based on his performance and the profitability of the Adviser.
Restricted Stock
Mr. Wiggins is eligible for grants of restricted stock, which typically vest over a 4-year period.  The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Advisor based on individual contributions.

Ben Franklin	Salary	Intrepid Capital Management, Inc.
Mr. Franklin’s salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus		Mr. Franklin receives a bonus based on his performance and the profitability of the Adviser.
Restricted Stock
Mr. Franklin is eligible for grants of restricted stock, which typically vest over a 4-year period.  The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Advisor based on individual contributions.

Jason Lazarus	Salary	Intrepid Capital Management, Inc.
Mr. Lazarus’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus		Mr. Lazarus receives a bonus based on his performance and the profitability of the Adviser.
Restricted Stock
Mr. Lazarus is eligible for grants of restricted stock, which typically vest over a 4-year period.  The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Advisor based on individual contributions.

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The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of September 30, 2016, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund / Portfolio Manager	Dollar Range of Shares Owned

Intrepid Capital Fund
Mark Travis	$100,001-$500,000
Gregory Estes	$1-$10,000
Jayme Wiggins	$1-$10,000
Jason Lazarus	$10,001-$50,000

Intrepid Endurance Fund
Jayme Wiggins	$100,001-$500,000

Intrepid Income Fund
Jason Lazarus	$100,001-$500,000

Intrepid Disciplined Value Fund
Gregory Estes	$100,001-$500,000

Intrepid International Fund(1)
Ben Franklin	$100,001-$500,000

Intrepid Select Fund(2)
Gregory Estes	None
Jayme Wiggins	$1-$10,000
(1)	The Intrepid International Fund commenced operations on December 30, 2014.
(2)	The Intrepid Select Fund commenced operations on July 31, 2015.

DETERMINATION OF NET ASSET VALUE

The NAV of each Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  The staff of the SEC considers the NYSE to be closed on any day when it is not open for trading the entire day.  On days when the NYSE is not open for trading the entire day, a Fund may, but is not obligated to, determine its NAV.

The per share NAV of a Fund is determined by dividing the value of the Fund’s net assets (i.e., its assets less its liabilities) by the total number of its shares outstanding at that time.  Due to the fact that different expenses are charged to the Institutional Class and Investor Class of the Funds, the NAV of the two classes of a Fund may vary.  In determining the NAV of each Fund’s shares, securities that are listed on national securities exchanges (other than NASDAQ® as defined below) are valued at the last sales price on the securities exchange on which such securities are primarily traded.  Securities that are traded on the NASDAQ® Global Select Market, NASDAQ® Global Market or the NASDAQ® Capital MarketSM (collectively “NASDAQ® traded securities”) are valued at the NASDAQ® Official Closing Price (“NOCP”).  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will generally be used. If there is not a NOCP for a security traded on NASDAQ® or a sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from NASDAQ® will generally be used.

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Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV).  Debt securities, such as corporate bonds, convertible bonds, senior loans, preferred securities and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.

Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.

Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended or primary market is closed; and (d) securities whose value has been impacted by a significant event that occurred before the close of the NYSE but after the close of the securities’ primary markets.

Any securities or other assets for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.  The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value.  In determining fair value, the Board of Trustees considers all relevant qualitative and quantitative information available including news regarding significant market or security specific events.  For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.  The Board of Trustees utilizes a service provided by an independent third party to assist in fair valuation of certain securities.

The Intrepid International Fund and the Intrepid Select Fund may invest in securities principally traded in markets outside the U.S. The foreign markets in which the Intrepid International Fund and the Intrepid Select Fund may invest are sometimes open on days when the NYSE is not open and the International Fund and the Select Fund do not calculate their NAV, and sometimes are not open on days when the International Fund and the Select Fund do calculate their NAV.  Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time as of which the Intrepid International Fund and the Intrepid Select Fund calculate their NAV.  As a result, the value of the Intrepid International Fund and the Intrepid Select Fund’s portfolios may be affected on days when the International Fund and the Select Fund do not calculate their NAV and you cannot purchase or redeem Fund shares.

Foreign securities are valued on a basis of quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange.  The Funds may use a systematic fair valuation methodology provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges.  On any business day of a Fund on which the principal exchange in which a foreign security is traded is closed (for example, a local holiday), but trading occurs in the U.S. on either a national exchange or over-the-counter as reported by the exchange or through NASDAQ, respectively, then the last sales price from such source shall be used.  If no sales price is available from such source, then the prior day’s valuation of the security may be used.

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DISTRIBUTION OF SHARES

The Trust has adopted a Service and Distribution Plan (the “Plan”).  The Plan was adopted in anticipation that the Investor Class shares of the Funds, will benefit from the Plan through increased sale of shares, thereby reducing the expense ratio of each Fund’s Investor Class of shares and providing the Adviser greater flexibility in management.  The Plan authorizes payments by each Fund’s Investor Class in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the average daily net assets of each Fund’s Investor Class of shares.  Amounts paid under the Plan by the Investor Class may be spent by a Fund on any activities or expenses primarily intended to result in the sale of Investor Class shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  To the extent any activity is one that a Fund may finance without a plan pursuant to Rule 12b‑1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

The Plan may be terminated by a Fund at any time by a vote of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b‑1 Trustees”) or by a vote of a majority of the outstanding shares of the Fund.  Messrs. Clarke, Osterman and Vandergriff are currently the Rule 12b‑1 Trustees.  Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires the approval of the Board of Trustees, including the Rule 12b‑1 Trustees, and a majority of the Fund’s outstanding shares.

While the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust will be committed to the discretion of the trustees of the Trust who are not interested persons of the Trust.  The Board of Trustees of the Trust must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or officers of the Trust.  The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b‑1 Trustees.

The tables below show the amount of 12b-1 fees paid by the Investor Class shares of each Fund for the fiscal year ended September 30, 2016.

12b-1 fees paid
Fund	Year Ended September 30, 2016
Intrepid Capital Fund – Investor Class	$300,377
Intrepid Endurance Fund – Investor Class	$474,719
Intrepid Income Fund – Investor Class(1)	$0
Intrepid Disciplined Value Fund – Investor Class	$0
Intrepid International Fund – Investor Class	$25,926
Intrepid Select Fund – Investor Class	$17,463

(1)	Investor Class shares of the Intrepid Income Fund are currently not available for sale.

For the fiscal year ended September 30, 2016, the following amounts were paid pursuant to the Distribution Plan:

	12b-1 Expenses Paid
	Intrepid Capital Fund – Investor Class	Intrepid Endurance Fund – Investor Class	Intrepid Income Fund – Investor Class(1)	Intrepid Disciplined Value Fund – Investor Class	Intrepid International Fund – Investor Class	Intrepid Select Fund – Investor Class
Advertising and Marketing	$21,717	$37,313	$0	$0	$1,636	$1,276
Printing and Postage	$30	$285	$0	$0	$3	$0
Payment to distributor	$44,336	$39,402	$0	$0	$1,664	$13,202
Payment to dealers	$234,264	$397,672	$0	$0	$22,574	$1,427
Compensation to sales personnel	$0	$0	$0	$0	$0	$0
Other Marketing Expenses	$30	$47	$0	$0	$49	$1,558

(1)	Investor Class shares of the Intrepid Income Fund are currently not available for sale.

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AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES

The Funds offer an automatic investment option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account on the schedule (e.g., monthly or quarterly) the shareholder selects.  The minimum initial amount of investment in each Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares ($2,500 for Institutional Class shares of the Intrepid Income Fund). Subsequent investments in the Investor Class or Institutional Class shares of a Fund may be made with a minimum investment of $100.

The Funds offer a telephone purchase option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members can be used for telephone transactions.  Shares will be purchased at the NAV calculated on the day of your purchase order if your purchase order is received prior to the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time).  The minimum amount that can be transferred by telephone is $100.

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTION OF SHARES

A shareholder’s right to redeem shares of the Funds will be suspended and the right to payment postponed for more than seven days for any period during which the NYSE is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (i) trading on the NYSE is restricted pursuant to rules and regulations of the SEC; (ii) the SEC has by order permitted such suspension; or (iii) such emergency, as defined by rules and regulations of the SEC, exists as a result of which it is not reasonably practicable for a Fund to dispose of its securities or fairly to determine the value of its net assets.

Each Fund imposes a 2% redemption fee on the value of shares redeemed 30 days or less after purchase.  The 2% redemption fee does not apply to exchanges between the Funds.  The redemption fee will not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the systematic withdrawal plan, automatic investment plan and systematic exchange plans.  The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.

In calculating whether a redemption of a Fund’s shares is subject to a redemption fee, a shareholder’s holdings will be viewed on a “first in/first out” basis.  This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest.  The fee will be calculated based on the current NAV of the shares as of the redemption date.

SYSTEMATIC WITHDRAWAL PLAN

An investor who owns Investor Class shares of a Fund worth at least $10,000 (at least $350,000 in the case of the Institutional Class shares of a Fund) at the current NAV may, by completing an application which may be obtained from the Trust or USBFS, create a Systematic Withdrawal Plan (“SWP”) from which a fixed sum will be paid to the investor at regular intervals.  To establish a SWP for the Intrepid Income Fund, your account must have a balance of at least $10,000.  To establish the SWP, the investor deposits Fund shares with the Trust and appoints the Trust as agent to effect redemptions of shares held in the account for the purpose of making monthly, quarterly or annual withdrawal payments of a fixed amount to the investor out of the account.  Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Trust is required.  The investor’s signature may be required to be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.

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The minimum amount of a withdrawal payment is $100.  These payments will be made from the proceeds of periodic redemptions of shares in the account at NAV.  Redemptions will be made in accordance with the schedule (e.g., monthly, quarterly or yearly, but in no event more frequently than monthly) selected by the investor.  If a scheduled redemption is a weekend or a holiday, such redemption will be made on the next business day.  Because a SWP may reduce, and eventually deplete, your account over time, investors may want to consider reinvesting all income dividends and capital gains distributions payable by each Fund.  The investor may purchase or transfer additional Fund shares in his or her account at any time.

Withdrawal payments cannot be considered as yield or income on the investor’s investment, since portions of each payment will normally consist of a return of capital.  Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of a Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor’s account.

The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying USBFS in writing five days prior to the effective date.

INACTIVE ACCOUNTS

It is the responsibility of a shareholder to ensure that the shareholder maintains a correct address for the shareholder’s account(s), as a shareholder’s account(s) may be transferred to the shareholder’s state of residence if no activity occurs within the shareholder’s account during the “inactivity period” specified in the applicable state’s abandoned property laws.  Specifically, an incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds.  Upon receiving returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account has legally been abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.

ALLOCATION OF INVESTMENT OPPORTUNITIES

Although the Funds have differing investment objectives, there will be times when certain securities will be eligible for purchase by multiple Funds or will be contained in the portfolios of multiple Funds.  Although securities of a particular company may be eligible for purchase by the Funds, the Adviser may determine at any particular time to purchase a security for one Fund, but not another, based on each Fund’s investment objective and in a manner that is consistent with the Adviser’s fiduciary duties under federal and state law to act in the best interests of each Fund.

There may also be times when a given investment opportunity is appropriate for some, or all, of the Adviser’s other client accounts. It is the policy and practice of the Adviser not to favor or disfavor consistently or consciously any client or class of clients in the allocation of investment opportunities, so that to the extent practical, such opportunities will be allocated among clients, including the Funds, over a period of time on a fair and equitable basis.

If the Adviser determines that a particular investment is appropriate for more than one client account, the Adviser may aggregate securities transactions for those client accounts (“block trades”).  To ensure that no client account is disadvantaged as a result of such aggregation, the Adviser has adopted policies and procedures to ensure that the Adviser does not aggregate securities transactions for client accounts unless it believes that aggregation is consistent with its duty to seek best execution for client accounts and is consistent with the applicable agreements of the client accounts for which the Adviser aggregates securities transactions.  No client account is favored over any other client account in block trades, and each client account that participates in block trades participates at the average share price for all transactions in the security for which that aggregated order is placed on the day that such aggregated order is placed.  Subject to minimum ticket charges, transaction costs are shared in proportion to Client Accounts’ participation.

It is the Adviser’s general policy not to purchase a security in one Fund while simultaneously selling it in another Fund. However, there may be circumstances outside of the Adviser’s control that require the purchase of a security in one portfolio and a sale in the other.  For example, when one Fund experiences substantial cash inflows while another Fund experiences substantial cash outflows, the Adviser may be required to buy securities to maintain a fully invested position in one Fund, while selling securities in another Fund to meet shareholder redemptions.  In such circumstances, a Fund may acquire assets from another Fund that are otherwise qualified investments for the acquiring Fund, so long as no Fund bears any markup or spread, and no commission, fee or other remuneration is paid in connection with the acquisition, and the acquisition complies with Section 17(a) of the 1940 Act and Rule 17a-7 thereunder.  If the purchase and sale are not effected pursuant to Rule 17a-7, then the purchase and/or sale of a security common to both portfolios may result in a higher price being paid by a Fund in the case of a purchase than would otherwise have been paid, or a lower price being received by a Fund in the case of a sale than would otherwise have been received, as a result of a Fund’s transactions affecting the market for such security.  In any event, the Funds management believes that under normal circumstances such events will have a minimal impact on a Fund’s per share NAV and its subsequent long-term investment return.

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ALLOCATION OF PORTFOLIO BROKERAGE
General

Each Fund’s securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Trust’s Board of Trustees.  Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Trust’s Board of Trustees.  In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs.  Many of these transactions involve payment of a brokerage commission by the Funds.  In some cases, transactions are with firms who act as principals of their own accounts.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities) and the broker’s reputation, financial strength and stability.  The most favorable price to a Fund means the best net price (namely, the price after giving effect to commissions, if any).  Over‑the‑counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., “markups” when a market maker sells a security and “markdowns” when the market maker purchases a security).  In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation.  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreements.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients.  The Advisory Agreements provide that the Adviser may cause the Funds to pay a broker that provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Funds and the other accounts as to which it exercises investment discretion.

Brokerage Commissions

An aggregate brokerage commission paid by each Fund for the following fiscal periods is shown in the table below.

	Brokerage Fees Paid Year Ended September 30,
Fund	2016	2015	2014
Intrepid Capital Fund	$258,942	$423,097	$466,787
Intrepid Endurance Fund	$257,455	$472,738	$422,323
Intrepid Income Fund	$2,967	$6,970	$5,908
Intrepid Disciplined Value Fund	$27,665	$65,158	$36,691
Intrepid International Fund(1)	$40,408	$23,355	N/A
Intrepid Select Fund(2)	$28,598	$2,490	N/A

(1)	The Intrepid International Fund commenced operations on December 30, 2014.
(2)	The Intrepid Select Fund commenced operations on July 31, 2015.

Aggregate brokerage commissions paid by each Fund to brokers who provided brokerage and research services for the fiscal year ended September 30, 2016 are shown in the table below.

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Fund	Commissions Paid to Brokers Who Supplied Research Services	Total Dollar Amount Involved in Such Transactions
Intrepid Capital Fund	$107,134	$120,383,973
Intrepid Endurance Fund	$80,862	$71,091,554
Intrepid Income Fund	$609	$609,008
Intrepid Disciplined Value Fund	$10,585	$11,636,351
Intrepid International Fund	$5,817	$9,082,502
Intrepid Select Fund	$7,407	$6,379,037

As of the fiscal year ended September 30, 2016, the following Funds owned the following securities of their “regular brokers or dealers” or their parents:

Fund	Security of “Regular Broker/Dealer” of the Portfolio	Value of Portfolio’s Aggregate Holding of Securities as of 9/30/16
Intrepid Capital Fund	The Bank of New York Mellon	$4,785,600
Intrepid Disciplined Value Fund	The Bank of New York Mellon	$1,170,877

TAXES

Set forth below is a summary of certain United States federal income tax considerations applicable to the Funds and the purchase, ownership and disposition of shares.  This discussion does not purport to be a complete description of the income tax considerations that may be applicable to an investment in the Funds.  For example, this summary does not discuss certain tax considerations that may be relevant to non U.S. holders or holders who are subject to special rules under the Internal Revenue Code (the “Code”), including shareholders subject to the alternative minimum tax, tax-exempt organizations, certain financial institutions, dealers in securities, and pension plans and trusts.  In addition, this summary does not discuss any aspect of U.S. estate or gift tax or foreign, state, or local taxes.

Taxation of the Funds

Each Fund has elected to be treated, has qualified, and intends to qualify as a regulated investment company under Subchapter M of the Code.  To qualify as a regulated investment company, a Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and the diversification of its assets.  If a Fund so qualifies as a regulated investment company and distributes to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain), it will not be subject to U.S. federal income tax on its investment company taxable income (including net short-term capital gain, if any), realized during any fiscal year, or on its net capital gain realized during any fiscal year, to the extent that it distributes such income and gain to its shareholders.  If a Fund failed to qualify as a regulated investment company under Subchapter M in any fiscal year, it would be treated as a corporation for federal income tax purposes and as such, the Fund (but not its shareholders) would be required to pay income taxes on the Fund’s net investment income and net realized capital gains, if any, at the rates generally applicable to corporations, whether or not the Fund distributed such income or gains.  In addition, distributions to the Fund’s shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, the Funds are generally not allowed to utilize any net operating loss realized in a taxable year in computing investment company taxable income in any prior or subsequent taxable year.  Each Fund may, however, carry forward capital losses in excess of capital gains (“net capital losses”) from a taxable year to offset capital gains, if any, realized in a subsequent taxable year, subject to certain limitations.  Net capital losses incurred in taxable years beginning after December 22, 2010 may be carried forward for an unlimited period and retain their character as either short-term or long-term capital losses.

At September 30, 2016, Intrepid Income Fund had tax basis long-term capital losses of $2,992,733 which may be carried forward to offset future capital gains.

A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.  Each Fund intends to distribute substantially all of its investment company taxable income and net capital gain each fiscal year.

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The Code imposes a 4% nondeductible excise tax on a Fund to the extent a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year.  In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year.  While each Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% nondeductible excise tax, there can be no assurance that sufficient amounts of a Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the excise tax.  In that event, a Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

Each Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of its Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash.  If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.  If, as a result of such adjustment, a Fund fails to satisfy the distribution requirements for maintaining its status as a regulated investment company, the Fund will not qualify that year as a regulated investment company.

Funds that realize income from investments in foreign assets may have to report income from foreign currency gains or losses as separate items of ordinary income or loss.  The Funds may make an election provided for in Internal Revenue Code section 988(a)(1)(B) to treat foreign currency gain or loss attributable to forward, futures and certain options contracts as capital gain or loss.  The ultimate impact of this election on the tax status of distributions from a Fund to shareholders cannot be predicted in advance of the investments leading to such transactions.

Taxation of Shareholders

Dividends from net investment income and short-term capital gains are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to shareholders at the lower rate applicable to dividend income), while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder’s holding period for the shares.  Distributions from a Fund are taxable to shareholders, whether received in cash or in additional shares of the Fund.  In the case of domestic corporate shareholders, a portion of a Fund’s income distributions may be eligible for the 70% dividends-received deduction.

Certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8%.  The NII tax is imposed on the lesser of:  (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Funds’ distributions are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon a redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund will be required to withhold 30% of certain ordinary dividends and 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2018, to shareholders that fail to meet prescribed information reporting or certification requirements.  In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the fund or its agent on a valid IRS Form W-9 or W-8, respectively.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share NAV of such shares by the amount of the dividend or distribution.  Even if the NAV of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder so that the dividend or distribution is the economic equivalent of a return of capital to the shareholder, the dividend or distribution will be taxable to the shareholder.

Redemption of shares will generally result in a capital gain or loss for income tax purposes for shareholders who hold such shares for investment.  Such capital gain or loss will be long-term or short-term, depending on the shareholder’s holding period in the redeemed shares.  However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long‑term capital loss to the extent of the capital gain distribution received.  Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares.  In that case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

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In addition to reporting gross proceeds from redemptions, exchanges or other sales of mutual fund shares, federal law requires mutual funds, such as the Funds, to report to the IRS and shareholders the “adjusted basis” of shares acquired by shareholders on or after January 1, 2012 (“covered shares”) that are redeemed, exchanged or otherwise sold on or after such date.  These requirements generally do not apply to investments through a tax-deferred arrangement or to certain types of entities (such as C corporations).  S corporations, however, are not exempt from these new rules.

Please note that if a shareholder is a C corporation, unless the shareholder has previously notified the Funds in writing that it is a C corporation, the shareholder must complete a new Form W−9 exemption certificate informing the Funds of such C corporation status or the Funds will be obligated to presume that the shareholder is an S corporation and to report the adjusted basis of covered shares that are redeemed, exchanged or otherwise sold after January 1, 2012 to the IRS and to the shareholder pursuant to these rules.  Also, if a shareholder holds Fund shares through a broker (or another nominee), the shareholder should contact that broker (nominee) with respect to the reporting of adjusted basis and available elections for the shareholder’s account.

If a shareholder holds Fund shares directly, the shareholder may request that the shareholder’s adjusted basis be calculated and reported using any one of a number of IRS approved alternative methods.  A shareholder should contact the Funds to make, revoke or change the shareholder’s election.  If a shareholder does not affirmatively elect a adjusted basis method, the Funds will use the average cost basis method as its default method for determining the shareholder’s adjusted basis.

Shareholders should note that they will continue to be responsible for calculating and reporting the tax basis, as well as any corresponding gains or losses, of Fund shares purchased prior to January 1, 2012 and subsequently redeemed, exchanged or sold.  Shareholders are encouraged to consult with their tax advisers regarding the application of the new adjusted basis reporting rules to them and, in particular, which adjusted basis calculation method they should elect.  In addition, because the Funds are not required to, and in many cases do not possess the information to, take into account all possible basis, holding period or other adjustments into account in reporting adjusted basis information to shareholders, shareholders also should carefully review the adjusted basis information provided to them by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax return.

The Funds may be required to withhold Federal income tax at a current rate of 28% (“backup withholding”) from dividend payments and redemption proceeds if a shareholder fails to furnish the Funds with a correct social security or other tax identification number and certify under penalty of perjury that such number is correct and that he or she is not subject to backup withholding due to the underreporting of income.  The certification form is included as part of the share purchase application and should be completed when the account is opened.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions.

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Funds.

SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES

As a Delaware statutory trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings.  The Trust, however, must hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment restrictions of a Fund; and (iii) filling vacancies on the Board of Trustees in the event that less than a majority of the Board of Trustees were elected by shareholders or if filling a vacancy would result in less than two-thirds of the trustees having been elected by shareholders.  However, matters affecting only one particular class can only be voted on by shareholders of that class.  In addition, the shareholders may remove any Trustee at any time, with or without cause, by vote of not less than a majority of the shares then outstanding.  Trustees may appoint successor Trustees.

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CAPITAL STRUCTURE

Shares of Beneficial Interest

The Trust will issue new shares of a Fund at its most current NAV.  The Trust is authorized to issue an unlimited number of shares of beneficial interest.  The Trust has registered an indefinite number of shares of each Fund under Rule 24f‑2 of the 1940 Act.  Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the applicable Fund only and have identical voting, dividend, redemption, liquidation and other rights.  The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable.  Shares have no preemptive, cumulative voting, subscription or conversion rights.  Shares can be issued as full shares or as fractions of shares.  A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

Additional Series

The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders.  The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Conversion of Share Classes

If you hold Institutional Class shares of the Intrepid Capital Fund or the Intrepid Endurance Fund and your account balance falls below $250,000 (for any reason), the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $250,000 or more.  If you do not, the Fund may convert your Institutional Class shares of the Intrepid Capital Fund or Intrepid Endurance Fund into Investor Class shares, at which time your account will be subject to the policies and procedures for Investor Class shares.  Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges.  Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.  If you hold Institutional Class shares of the Intrepid Income Fund and your account balance falls below $500 (for any reason) the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

Shareholders who hold Investor Class shares of a Fund that are eligible to own Institutional Class shares may convert their Investor Class shares into Institutional Class shares by providing notice to the Funds’ transfer agent on the basis of the relative NAVs of the two classes without the imposition of any fee or other charge if the account is held directly with the Fund.  If the account is held through a retirement plan or other financial intermediary, then the intermediary must have a specific agreement in place with the Distributor, and the intermediary may separately charge a fee to the shareholder.

Any such conversion will occur at the respective NAVs of the share classes next calculated after (a) a Fund’s receipt of the investor’s request in good order, or (b) a Fund’s decision to convert an account from one class to another.  As a result, a shareholder may receive fewer shares or more shares than originally owned at the time of conversion, depending on that day’s NAV for each class, although the total dollar value will remain the same.  Under current interpretations of applicable federal income tax law by the Internal Revenue Service, a conversion of shares of a Fund from one class to the other class does not cause the shareholder or the Fund to recognize gain or loss for federal income tax purposes.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Trust’s Board of Trustees engaged Deloitte & Touche LLP, located at 111 South Wacker Drive, Chicago, Illinois 60606, to perform the annual audits of the Funds.

FINANCIAL STATEMENTS

The audited financial statements for the Funds are incorporated herein by reference to the Funds’ Annual Report to Shareholders for the year or period ended September 30, 2016.  Financial statements audited by the Funds’ Independent registered public accounting firm will be submitted to shareholders at least annually.

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DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

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“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

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“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus  (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

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“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

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“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

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“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

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INTREPID CAPITAL MANAGEMENT FUNDS TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)	(i)		Certificate of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(ii)
Agreement and Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(iii)
Amended Schedule A to Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(b)			Bylaws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(c)			Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

(d)	(i)	(A)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Capital Fund is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(B)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 13, 2005.

(C)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Income Fund is herein incorporated by reference from Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 13, 2007.

(D)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Disciplined Value Fund (formerly known as Intrepid All Cap Fund) is herein incorporated by reference from Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 16, 2007.

(E)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid International Fund is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(F)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Select Fund is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

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(e)		(i)
Distribution Agreement between Intrepid Capital Management, Inc. and Quasar Distributors, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(ii)
Second Amendment to the Distribution Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)
Third Amendment to the Distribution Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iv)
Fourth Amendment to the Distribution Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(v)
Fifth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(vi)
Sixth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(f)			Bonus, profit sharing contracts – None.

(g)		(i)
Amended and Restated Custody Agreement, dated October 1, 2012, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(ii)
Amendment to Amended and Restated Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(h)	(i)	(A)
Fund Administration Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(B)
First Amendment to the Fund Administration Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(C)
Second Amendment to the Fund Administration Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(D)
Third Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

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(E)
Fourth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(F)
Fifth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(G)
Sixth Amendment to the Fund Administration Servicing Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(H)
Seventh Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(I)
Eighth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(ii)	(A)
Transfer Agent Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(B)
Second Amendment to the Transfer Agent Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(C)
Third Amendment to the Transfer Agent Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(D)
Fourth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(E)
Sixth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(F)
Seventh Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(G)
Eighth Amendment to the Transfer Agent Servicing Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(H)
Ninth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

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(I)
Tenth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(iii)	(A)
Fund Accounting Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(B)
First Amendment to the Fund Accounting Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(C)
Second Amendment to the Fund Accounting Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(D)
Third Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(E)
Fourth Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(F)
Fifth Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(G)
Sixth Amendment to the Fund Accounting Servicing Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(H)
Seventh Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(I)
Eighth Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(iv)	(A)	Operating Expenses Limitation Agreement dated November 15, 2016 between the Trust, on behalf of the Intrepid Capital Fund, and Intrepid Capital Management, Inc. – Filed Herewith.

(B)
Operating Expenses Limitation Agreement dated January 31, 2014 between the Trust, on behalf of the Intrepid Disciplined Value Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 29, 2014.

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(C)
Operating Expenses Limitation Agreement dated June 3, 2010 between the Trust, on behalf of the Intrepid Income Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2012.

	(D)	Operating Expenses Limitation Agreement dated November 15, 2016 between the Trust, on behalf of the Intrepid Capital Fund, and Intrepid Capital Management, Inc. – Filed Herewith.

(E)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Intrepid International Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(F)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Intrepid Select Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(i)		Opinion and Consent of Counsel – Filed Herewith.

(j)	(i)	Consent of Independent Registered Public Accounting Firm – Filed Herewith.

(ii)
Powers of Attorney is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 3, 2004.

(k)		Financial statements omitted from prospectus – None

(l)
Initial Capital Agreements – Subscription agreement is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(m)
Amended Service and Distribution Plan pursuant to Rule 12b‑1 is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(n)
Amended Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(o)		Reserved

(p)	(i)
Code of Ethics of the Intrepid Capital Management Funds Trust and Intrepid Capital Management, Inc. is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(ii)
Code of Ethics of Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None.

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Item 30.  Indemnification

Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.  In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Act.

Item 32.  Principal Underwriter

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Manager Directed Portfolios
Appleton Funds	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Merger Fund
Bridge Builder Trust	Monetta Trust
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Brookfield Investment Funds	Oaktree Funds
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
CG Funds Trust	PRIMECAP Odyssey Funds
Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust

6

First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
GoodHaven Funds Trust	Stone Ridge Trust V
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street EWM Funds Trust
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are in the physical possession of Registrant and Registrant’s Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida; and all other records will be maintained by the Registrant’s Administrator, U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin.

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.
7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 35 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville Beach and State of Florida on January 27, 2017.

Intrepid Capital Management Funds Trust

By: /s/ Mark F. Travis
Mark F. Travis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 35 to its Registration Statement has been signed below on January 27, 2017, by the following persons in the capacities indicated.

Signature	Title

/s/ Mark F. Travis	President and Trustee
Mark F. Travis

/s/ Donald C. White	Secretary and Treasurer
Donald C. White

Roy F. Clarke*	Trustee
Roy F. Clarke

Peter R. Osterman, Jr.*	Trustee
Peter R. Osterman, Jr.

Ed Vandergriff, Jr.*	Trustee
Ed Vandergriff, Jr.

* By:       /s/ Mark F. Travis
Mark F. Travis
* Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Pre-Effective
Amendment No. 1 to its Registration Statement on Form
N-1A with the SEC on December 3, 2004, and is
incorporated by reference.

8

EXHIBIT INDEX

Exhibit	Exhibit No.
Operating Expenses Limitation Agreement	EX-99.h.iv.A

Operating Expenses Limitation Agreement	EX-99.h.iv.D

Consent of Counsel	EX-99.i

Consent of Independent Registered Public Accounting Firm	EX-99.j

9